United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

_______________________Money Market Obligations Trust____________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/10

Date of Reporting Period:  Quarter ended 1/31/10

Item 1.                      Schedule of Investments

Alabama Municipal Cash Trust

Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.9%;1,2
		Alabama – 99.9%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.190%, 2/4/2010	6,000,000
3,215,000		Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.500%, 2/4/2010	3,215,000
6,080,000		Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.310%, 2/4/2010	6,080,000
3,400,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wachovia Bank N.A. LOC), 0.340%, 2/4/2010	3,400,000
10,450,000	[3,4]	Alabama HFA Single Family, ROCs (Series 11643) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 0.270%, 2/4/2010	10,450,000
660,000		Alexander, AL IDB Weekly VRDNs (Wellborn Forest Products, Inc.)/(Compass Bank, Birmingham LOC), 1.630%, 2/4/2010	660,000
1,585,000		Alexander, AL IDB Weekly VRDNs (WFP Holding, Inc.)/(Compass Bank, Birmingham LOC), 0.880%, 2/4/2010	1,585,000
295,000		Ashland, AL IDB, (Series 1996) Weekly VRDNs (Tru-Wood Cabinets)/(Regions Bank, Alabama LOC), 1.050%, 2/4/2010	295,000
2,880,000		Auburn, AL IDB, (Series 1999) Weekly VRDNs (Donaldson Co., Inc.)/(Bank of America N.A. LOC), 0.320%, 2/4/2010	2,880,000
620,000		Auburn, AL, (Series 2009), 2.00% Bonds, 5/1/2010	621,153
2,140,000		Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	2,140,000
1,090,000		Baldwin County, AL, (Series 2010), 1.00% Bonds, 1/1/2011	1,094,156
1,300,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 1.000%, 2/4/2010	1,300,000
1,515,000		Birmingham, AL IDA, (Series 1997) Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC), 0.600%, 2/4/2010	1,515,000
1,026,500		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/4/2010	1,026,500
11,750,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.250%, 2/3/2010	11,750,000
12,100,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.200%, 2/5/2010	12,100,000
7,400,000		Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.590%, 2/4/2010	7,400,000
13,435,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.970%, 2/4/2010	13,435,000
6,000,000		Decatur, AL IDB, (Series 1998) Weekly VRDNs (Neo Industries, Inc.)/(Harris, N.A. LOC), 0.530%, 2/4/2010	6,000,000
8,500,000		Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.270%, 2/3/2010	8,500,000
2,290,000		Decatur, AL, (Series 2009B), 1.50% Bonds, 6/1/2010	2,293,354
3,725,000		East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.320%, 2/4/2010	3,725,000
1,070,000		Enterprise, AL, (Series 2009), 3.00% Bonds, 2/1/2010	1,070,000
2,490,000		Frisco, AL Industrial Development Board, (Series 2005) Weekly VRDNs (Standard Furniture Manufacturing Co., Inc.)/(RBC Bank (USA) LOC), 0.450%, 2/4/2010	2,490,000
3,750,000		Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Super Steel South LLC)/(Bank of America N.A. LOC), 0.350%, 2/3/2010	3,750,000
1,000,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC), 1.930%, 2/5/2010	1,000,000
940,000		Lee County, AL, (Series 2009), 2.50% Bonds (Lee County, AL Board of Education)/(Assured Guaranty Corp. INS), 2/1/2010	940,000
10,910,000		Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recyclying, LLC)/(Comerica Bank LOC), 0.250%, 2/4/2010	10,910,000
10,000,000		Mobile, AL Downtown Redevelopment Authority, (Series 2009) Weekly VRDNs (Austal USA, LLC)/(Westpac Banking Corp. Ltd., Sydney LOC), 0.190%, 2/4/2010	10,000,000
7,000,000		Mobile, AL IDB, (First Series 2009: Barry Plant), 1.40% TOBs (Alabama Power Co.), Mandatory Tender 7/16/2010	7,000,000
3,500,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.200%, 2/4/2010	3,500,000
9,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 1.40% TOBs (Alabama Power Co.), Mandatory Tender 7/16/2010	9,000,000
4,175,000		Mobile, AL Solid Waste Authority, (Series 2003: Chastang) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.320%, 2/4/2010	4,175,000
6,000,000		Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/4/2010	6,000,000
4,350,000		North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.320%, 2/4/2010	4,350,000
3,400,000		Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	3,400,000
855,000		Phenix City, AL, (Series 2009-A), 3.00% Bonds (Assured Guaranty Corp. INS), 2/1/2010	855,000
1

Principal Amount			Value
$10,000,000		Ridge Improvement District (Elmore County), AL, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 1.100%, 2/4/2010	10,000,000
7,735,000		Shelby County, AL Board of Education, (Series 2009), 3.00% Bonds (Assured Guaranty Corp. INS), 2/1/2010	7,735,000
975,000		Shelby County, AL EDA Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/(Regions Bank, Alabama LOC), 1.250%, 2/3/2010	975,000
7,500,000		Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.180%, 2/1/2010	7,500,000
6,900,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.190%, 2/4/2010	6,900,000
13,310,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	13,310,000
6,600,000		Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.270%, 2/3/2010	6,600,000
7,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	7,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	10,000,000
3,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.400%, 2/4/2010	3,000,000
7,335,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.250%, 2/4/2010	7,335,000
10,030,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.190%, 2/4/2010	10,030,000
805,000		Webb, AL IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/(Wachovia Bank N.A. LOC), 0.430%, 2/5/2010	805,000
		TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	267,095,163
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	334,971
		TOTAL NET ASSETS — 100%	$267,430,134
Securities that are subject to the federal alternative minimum tax (AMT) represent 37.9% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
95.8%	4.2%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $33,790,000, which represented 12.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $33,790,000, which represented 12.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

2

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value:
  The following acronyms are used throughout this portfolio:
COL	— Collateralized
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

3

Arizona Municipal Cash Trust

Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.7%;1,2
		Arizona – 99.7%
$1,700,000		Apache County, AZ IDA, 1983 (Series A) Weekly VRDNs (Tucson Electric Power Co.)/(Credit Suisse, Zurich LOC), 0.200%, 2/3/2010	1,700,000
1,850,000		Arizona Board of Regents, (Series 2008A) Weekly VRDNs (Arizona State University)/(Lloyds TSB Bank PLC, London LOC), 0.130%, 2/3/2010	1,850,000
2,000,000		Arizona Health Facilities Authority, (2008 Series A) Weekly VRDNs (Catholic Healthcare West)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/3/2010	2,000,000
1,000,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	1,000,000
2,200,000		Coconino County, AZ Pollution Control Corp., (Series 1998) Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC), 0.250%, 2/1/2010	2,200,000
7,221,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.650%, 2/4/2010	7,221,000
2,500,000		Maricopa County, AZ School District No. 17 (Tolleson Elementary), (Series 2009C), 3.00% Bonds, 7/1/2010	2,523,597
3,400,000		Maricopa County, AZ, IDA MFH, Revenue Bonds (Series 2002) Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 0.260%, 2/4/2010	3,400,000
1,000,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.260%, 2/4/2010	1,000,000
3,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.440%, 2/4/2010	3,000,000
1,960,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich LOC), 0.450%, 2/4/2010	1,960,000
2,000,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.200%, 2/4/2010	2,000,000
1,550,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/4/2010	1,550,000
1,765,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.300%, 2/4/2010	1,765,000
2,100,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.450%, 2/4/2010	2,100,000
3,570,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 2/4/2010	3,570,000
1,000,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.400%, 2/4/2010	1,000,000
1,175,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.400%, 2/4/2010	1,175,000
1,890,000		Pinal County, AZ IDA, (Series 2007) Weekly VRDNs (Artistic Paver Mfg. Phoenix, Inc.)/(SunTrust Bank LOC), 0.400%, 2/3/2010	1,890,000
1,050,000		Pinal County, AZ USD No. 20 (Maricopa), (Series D), 5.25% Bonds, 7/1/2010	1,069,137
1,500,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, (ROCs-RR-II-R-12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.190%, 2/4/2010	1,500,000
400,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 0.210%, 2/3/2010	400,000
1,500,000		Scottsdale, AZ IDA, (Series 2006D) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 0.210%, 2/3/2010	1,500,000
700,000		Scottsdale, AZ IDA, (Series 2006E) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 0.210%, 2/3/2010	700,000
1,800,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 2/4/2010	1,800,000
3,725,000		Tempe, AZ School District No. 213 (Maricopa County), 3.25% Bonds, 7/1/2010	3,765,850
3,915,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.190%, 2/4/2010	3,915,000
2,500,000		Yavapai County, AZ IDA Solid Waste Disposal, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.250%, 2/4/2010	2,500,000
		TOTAL MUNICIPAL INVESTMENTS — 99.7% (AT AMORTIZED COST)[5]	60,054,584
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[6]	197,356
		TOTAL NET ASSETS — 100%	$60,251,940
Securities that are subject to the federal alternative minimum tax (AMT) represent 53.9% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
1

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $3,500,000, which represented 5.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $3,500,000, which represented 5.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  The following acronyms are used throughout this portfolio:
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
ROCs	— Reset Option Certificates
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes

2

California Municipal Cash Trust

Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 100.5%;1,2
	California – 99.1%
$2,825,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.180%, 2/4/2010	2,825,000
4,870,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(Bank of New York LOC), 0.170%, 2/4/2010	4,870,000
2,460,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (St. Paul's Day School of Oakland)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/4/2010	2,460,000
8,350,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.200%, 2/1/2010	8,350,000
18,680,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.200%, 2/3/2010	18,680,000
7,020,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (NorthBay Healthcare Group)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/4/2010	7,020,000
9,075,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.180%, 2/4/2010	9,075,000
3,000,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2009) Weekly VRDNs (Ecole Bilingue De Berkeley)/(Bank of the West, San Francisco, CA LOC), 0.150%, 2/4/2010	3,000,000
6,000,000	Acalanes, CA Union High School District, (Series 2009B), 3.25% BANs, 4/1/2010	6,023,063
21,200,000	Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.200%, 2/4/2010	21,200,000
12,000,000	California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 0.400%, 2/4/2010	12,000,000
8,000,000	California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	8,000,000
15,000,000	California Health Facilities Financing Authority, (Series2008 A-1), 0.55% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/16/2010	15,000,000
3,190,000	California Infrastructure & Economic Development Bank, (Series 2004) Weekly VRDNs (Humane Society of Sonoma County)/(Comerica Bank LOC), 0.350%, 2/4/2010	3,190,000
6,250,000	California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	6,250,000
4,000,000	California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.350%, 2/4/2010	4,000,000
1,700,000	California Infrastructure & Economic Development Bank, (Series 2008: Academy of Motion Picture Arts and Sciences) Weekly VRDNs (Vine Street Archive Foundation)/(FHLB of San Francisco LOC), 0.230%, 2/4/2010	1,700,000
3,010,000	California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.350%, 2/4/2010	3,010,000
34,225,000	California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.260%, 2/1/2010	34,225,000
3,130,000	California Infrastructure & Economic Development Bank, (Series 2009C: JSerra Catholic High School) Weekly VRDNs (Pueblo Serra Worship Holdings)/(Comerica Bank LOC), 0.140%, 2/4/2010	3,130,000
9,000,000	California Infrastructure & Economic Development Bank, Refunding Revenue Bonds (Series 2007 A-2), 0.50% TOBs (J Paul Getty Trust), Mandatory Tender 4/1/2010	9,000,000
1,500,000	California Municipal Finance Authority, (Series 2008) Weekly VRDNs (Gideon Hausner Jewish Day School)/(U.S. Bank, N.A. LOC), 0.180%, 2/4/2010	1,500,000
2,750,000	California Municipal Finance Authority, (Series 2008A) Weekly VRDNs (Central Coast YMCA)/(FHLB of San Francisco LOC), 0.210%, 2/4/2010	2,750,000
5,340,000	California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.200%, 2/4/2010	5,340,000
1,200,000	California PCFA, (Series 2009B) Weekly VRDNs (Garden City Sanitation, Inc.)/(Comerica Bank LOC), 0.300%, 2/3/2010	1,200,000
45,750,000	California State Department of Water Resources Power Supply Program, (Series 2002 B-4) Daily VRDNs (GTD by Bayerische Landesbank) LOC), 0.180%, 2/1/2010	45,750,000
10,500,000	California State Department of Water Resources Power Supply Program, (Series 2005G-3) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 2/4/2010	10,500,000
1

Principal Amount			Value
$60,250,000		California State Department of Water Resources Power Supply Program, (Series 2005G-7) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.200%, 2/4/2010	60,250,000
6,200,000		California State University Institute, (Series A), 0.27% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 3/3/2010	6,200,000
30,000,000		California State University Institute, (Series A), 0.30% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 3/3/2010	30,000,000
7,500,000		California State, (Series 2003C-3) Weekly VRDNs (Citibank NA, New York LOC), 0.200%, 2/4/2010	7,500,000
2,570,000		California State, (Series 2005B-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	2,570,000
47,980,000	[3,4]	California State, DCL (2008-035) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.250%, 2/4/2010	47,980,000
24,290,000		California State, GO Tax Exempt Notes, 0.35% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/11/2010	24,290,000
20,000,000		California State, GO Tax Exempt Notes, 0.50% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 2/23/2010	20,000,000
22,140,000		California State, GO Tax Exempt Notes, 0.50% CP (Bayerische Landesbank, CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Calyon, Paris, Dexia Credit Local, Landesbank Hessen-Thueringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 3/1/2010	22,140,000
3,550,000		California Statewide Communities Development Authority, (Series 2000) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.170%, 2/4/2010	3,550,000
1,775,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.230%, 2/4/2010	1,775,000
26,000,000		California Statewide Communities Development Authority, (Series 2004K), 0.32% CP (Kaiser Permanente), Mandatory Tender 2/16/2010	26,000,000
5,500,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.240%, 2/4/2010	5,500,000
23,910,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.200%, 2/4/2010	23,910,000
24,035,000	[3,4]	California Statewide Communities Development Authority, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/4/2010	24,035,000
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-46) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.230%, 2/4/2010	23,135,000
11,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-61) Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.200%, 2/4/2010	11,440,000
20,000,000		Contra Costa, CA Transportation Authority, (Series 2009), 2.50% BANs, 10/1/2010	20,263,929
9,900,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank, N.A. LOC), 0.220%, 2/4/2010	9,900,000
48,970,000		Grant, CA Joint Union High School District, COP (2007 School Facility Bridge Funding) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.800%, 2/4/2010	48,970,000
8,880,000	[3,4]	Hartnell, CA Community College District, Stage Trust (Series 2009-64Z), 0.55% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/18/2010	8,880,000
4,000,000		Hemet, CA Unified School District, (Series 2006) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.200%, 2/4/2010	4,000,000
5,410,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.200%, 2/4/2010	5,410,000
10,000,000		Los Angeles County, CA Schools Financing Program, 2008-09 Pooled TRANs Participation Certificates (Series B), 1.75% TRANs, 3/31/2010	10,014,532
11,250,000	[3,4]	Los Angeles, CA Community College District, Floater Certificates (Series 2008-2986) Weekly VRDNs (Morgan Stanley LIQ), 0.200%, 2/4/2010	11,250,000
4,785,000	[3,4]	Los Angeles, CA Community College District, PUTTERs (Series 2864Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	4,785,000
14,000,000	[3,4]	Los Angeles, CA Community College District, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.180%, 2/4/2010	14,000,000
8,430,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Solar Eclipses (Series 2006-0037) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	8,430,000
14,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.180%, 2/4/2010	14,000,000
25,000,000		Los Angeles, CA Wastewater System, 0.40% CP, Mandatory Tender 2/8/2010	25,000,000
6,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.190%, 2/4/2010	6,065,000
2

Principal Amount			Value
$2,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.190%, 2/4/2010	2,000,000
34,100,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.250%, 2/4/2010	34,100,000
4,940,000	[3,4]	Metropolitan Water District of Southern California, ROCs (Series 11301) Weekly VRDNs (Citibank NA, New York LIQ), 0.180%, 2/4/2010	4,940,000
10,000,000		Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (2009 Series A-1), 0.25% TOBs, Mandatory Tender 6/1/2010	10,000,000
9,320,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank, N.A. LOC), 0.420%, 2/3/2010	9,320,000
12,500,000		Napa Valley, CA Unified School District, 2.00% TRANs, 6/30/2010	12,577,797
14,190,000	[3,4]	Napa Valley, CA Unified School District, Stage Trust (Series 2009-80Z), 0.45% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/13/2010	14,190,000
17,800,000	[3,4]	Nuveen Insured California Tax-Free Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.17%, 2/4/2010	17,800,000
3,750,000		Oceanside, CA MFH, (Series 2009) Weekly VRDNs (Shadow Way Apartments LP)/(FHLMC LOC), 0.200%, 2/4/2010	3,750,000
10,515,000	[3,4]	Orange County, CA Sanitation District, Floater Certificates (Series 3020) Weekly VRDNs (Morgan Stanley LIQ), 0.200%, 2/4/2010	10,515,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.180%, 2/4/2010	10,125,000
19,845,000	[3,4]	Orange County, CA Sanitation District, Wells Fargo Stage Trust (Series 2009-17C), 0.65% TOBs (Wells Fargo & Co. LIQ), Optional Tender 2/18/2010	19,845,000
6,380,000		Oxnard, CA Financing Authority, (Series 2003B) Weekly VRDNs (Oxnard, CA)/(Union Bank, N.A. LOC), 0.220%, 2/4/2010	6,380,000
5,945,000		Paramount, CA Unified School District, COP (Series 2001) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.220%, 2/4/2010	5,945,000
12,075,000		Paramount, CA Unified School District, COP (Series 2001) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.220%, 2/4/2010	12,075,000
8,150,000	[3,4]	Peralta, CA Community College District, Stage Trust (Series 2009-63C), 0.55% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/18/2010	8,150,000
21,225,000	[3,4]	Pomona, CA Public Financing Authority, Solar Eclipse (Series 2007-0061), 0.40% TOBs (Pomona, CA Water System)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 10/14/2010	21,225,000
3,755,000	[3,4]	Rancho Santiago, CA Community College District, SPEARs (DB-363) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.180%, 2/4/2010	3,755,000
520,000	[3,4]	Regents of University of California, PUTTERs (Series 2475) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	520,000
4,000,000		Richmond, CA Wastewater System, (Series 2008A) Weekly VRDNs (Union Bank, N.A. LOC), 0.200%, 2/4/2010	4,000,000
12,500,000		Riverside County, CA Transportation Commission, (2009 Series B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	12,500,000
50,000,000		Riverside County, CA, Teeter Obligation (Series B), 0.24% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 2/10/2010	50,000,000
8,855,000	[3,4]	Riverside, CA Unified School District, Floater Certificates (Series 3017) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley LIQ), 0.220%, 2/4/2010	8,855,000
6,000,000		Sacramento, CA Suburban Water District, (Series 2009A) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.180%, 2/3/2010	6,000,000
7,285,000	[3,4]	San Bernardino, CA Community College District, SPEARs (DB-303) Weekly VRDNs (FSA INS)/(Deutsche Bank AG LIQ), 0.210%, 2/4/2010	7,285,000
33,750,000		San Diego County, CA Water Authority, (Series 3), 0.28% CP, Mandatory Tender 2/1/2010	33,750,000
20,000,000		San Diego County, CA Water Authority, (Series 3), 0.30% CP, Mandatory Tender 2/1/2010	20,000,000
18,500,000		San Diego County, CA Water Authority, (Series 3), 0.35% CP, Mandatory Tender 3/22/2010	18,500,000
5,360,000	[3,4]	San Diego County, CA Water Authority, Austin (Series 2008-3001X) Weekly VRDNs (Bank of America N.A. LIQ), 0.210%, 2/4/2010	5,360,000
6,850,000	[3,4]	San Diego County, CA Water Authority, PUTTERs (Series 2903Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	6,850,000
6,000,000		San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/(Bank of New York LOC), 0.200%, 2/4/2010	6,000,000
35,415,000	[3,4]	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 0.250%, 2/4/2010	35,415,000
17,500,000		San Francisco, CA City & County Airport Commission, (Series 2009B), 0.75% TOBs, Mandatory Tender 9/15/2010	17,500,000
18,150,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 7, (Series 2005A: Hunters Point Shipyard Phase One) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.170%, 2/4/2010	18,150,000
5,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.25% CP (BNP Paribas SA LOC), Mandatory Tender 4/8/2010	5,000,000
20,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.27% CP (BNP Paribas SA LOC), Mandatory Tender 2/5/2010	20,000,000
3

Principal Amount			Value
$11,500,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 0.40% CP (BNP Paribas SA LOC), Mandatory Tender 2/16/2010	11,500,000
6,985,000	[3,4]	San Jose, CA Unified School District, SPEARs (DB-324) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 2/4/2010	6,985,000
10,000,000		San Mateo, CA Union High School District, 2.00% BANs, 2/28/2011	10,145,400
17,000,000		San Mateo-Foster City, CA School District, (Series 2009), 1.75% BANs, 3/1/2010	17,013,847
12,000,000		Santa Barbara County, CA Schools Financing Authority, 2.00% TRANs, 6/30/2010	12,070,636
25,950,000	[3,4]	Santa Clara County, CA, Wells Fargo Stage Trust (Series 2009-19C), 0.65% TOBs (Wells Fargo & Co. LIQ), Optional Tender 2/18/2010	25,950,000
12,300,000		Santa Clara County-El Comino Hospital District Hospital Facilities Authority, CA, (1985 Series B: Valley Medical Center) Weekly VRDNs (Santa Clara County, CA)/(State Street Bank and Trust Co. LOC), 0.170%, 2/2/2010	12,300,000
3,600,000		School Project For Utility Rate Reduction, CA, 2.00% RANs, 8/18/2010	3,615,464
5,860,000	[3,4]	Sequoia, CA Union High School District, PUTTERs (Series 2905Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	5,860,000
1,982,000		South Placer, CA Wastewater Authority, (Series 2008B) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 0.150%, 2/4/2010	1,982,000
16,500,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/4/2010	16,500,000
9,210,000	[3,4]	Trustees of the California State University, PUTTERs (Series 2646Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	9,210,000
40,135,000		Turlock Irrigation District, CA, (Series 2009), 1.50% BANs, 6/8/2010	40,266,754
4,560,000		Vallejo, CA Water Enterprise, (Series 2001A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.270%, 2/3/2010	4,560,000
42,000,000		Ventura County, CA, 2.50% TRANs, 7/1/2010	42,362,414
25,000,000		Walnut Energy Center Authority, CA, (Series A), 1.50% TOBs, Mandatory Tender 6/8/2010	25,073,365
4,925,000		West Hills Community College District Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills Community College District, CA)/(Union Bank, N.A. LOC), 0.230%, 2/3/2010	4,925,000
5,000,000	[3,4]	William S. Hart, CA Union High School District, ROCs (Series 648WFZ) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.180%, 2/4/2010	5,000,000
17,520,000	[3,4]	Yosemite, CA Community College District, ROCs (Series 12065) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 0.220%, 2/4/2010	17,520,000
		TOTAL	1,536,509,201
		Puerto Rico – 1.4%
10,800,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.220%, 2/3/2010	10,800,000
11,155,000	[3,4]	Puerto Rico Highway and Transportation Authority, DCL (Series 2008-008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.350%, 2/4/2010	11,155,000
		TOTAL	21,955,000
		TOTAL MUNICIPAL INVESTMENTS — 100.5% (AT AMORTIZED COST) [5]	1,558,464,201
		OTHER ASSETS AND LIABILITIES - NET — (0.5)%[6]	(7,716,911)
		TOTAL NET ASSETS — 100%	$1,550,747,290
  At January 31, 2010, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
A January 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
4

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $424,445,000, which represented 27.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $424,445,000, which represented 27.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COP	— Certificate of Participation
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FSA	— Financial Security Assurance
GO	— General Obligation
GTD	— Guaranteed
INS	— Insured
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds
5

Connecticut Municipal Cash Trust

Portfolio of Investments

January 31, 2010 (unaudited)

Principal Amount or Shares			Value
		SHORT-TERM MUNICIPALS – 99.9%;1,2
		Connecticut – 86.0%
$3,175,000		Beacon Falls, CT, 1.15% BANs, 7/22/2010	3,178,684
2,145,000		Brooklyn, CT, 2.00% BANs, 11/15/2010	2,163,807
3,200,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 0.480%, 2/3/2010	3,200,000
4,100,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.180%, 2/3/2010	4,100,000
1,500,000		Connecticut Development Authority, (Series 1999), 0.950% CP (New England Power Co.), Mandatory Tender 2/11/2010	1,500,000
1,305,000		Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A. LOC), 0.400%, 2/4/2010	1,305,000
2,700,000		Connecticut State Health & Educational Facilities, (Series B) Daily VRDNs (Greater Hartford YMCA)/(Bank of America N.A. LOC), 0.180%, 2/1/2010	2,700,000
10,000,000	[3,4]	Connecticut State Health & Educational Facilities, EAGLES (Series 72005-3031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.190%, 2/4/2010	10,000,000
3,735,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(RBS Citizens Bank N.A. LOC), 0.450%, 2/4/2010	3,735,000
900,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School Issue)/(RBS Citizens Bank N.A. LOC), 3.750%, 2/3/2010	900,000
2,800,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hamden Hall Country Day School)/(RBS Citizens Bank N.A. LOC), 0.440%, 2/4/2010	2,800,000
455,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 2/4/2010	455,000
2,585,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Washington Montessori School)/(Wachovia Bank N.A. LOC), 0.250%, 2/4/2010	2,585,000
4,720,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(RBS Citizens Bank N.A. LOC), 0.450%, 2/4/2010	4,720,000
6,000,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/(TD Banknorth N.A. LOC), 0.160%, 2/3/2010	6,000,000
2,780,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 2/4/2010	2,780,000
2,500,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wachovia Bank N.A. LOC), 0.200%, 2/3/2010	2,500,000
11,020,000		Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael Hospital)/(KBC Bank N.V. LOC), 0.250%, 2/3/2010	11,020,000
1,800,000		Connecticut State HEFA, Health Care Capital Asset Program (Series B-1) Weekly VRDNs (MidState Medical Center)/(Bank of America N.A. LOC), 0.190%, 2/3/2010	1,800,000
1,670,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA LOC), 0.200%, 2/4/2010	1,670,000
4,200,000		Connecticut State Transportation Infrastructure Authority Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.250%, 2/3/2010	4,200,000
5,000,000		Connecticut State, (2001 Series A) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.220%, 2/4/2010	5,000,000
1,995,000	[3,4]	Connecticut State, PUTTERs (Series 320), 0.500% TOBs (J.P. Morgan Chase & Co. LIQ), Optional Tender 4/8/2010	1,995,000
13,200,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ), 0.300%, 2/4/2010	13,200,000
6,000,000		New Britain, CT, 3.00% BANs, 3/30/2010	6,015,766
2,865,000		New Haven, CT, (Series 2002A), 0.400% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 3/11/2010	2,865,000
4,000,000		Plainville, CT, 1.50% BANs, 10/28/2010	4,023,449
2,700,000		Putnam, CT, 1.50% BANs, 1/18/2011	2,712,841
1,590,000		Regional School District No. 16, CT, 1.75% BANs, 12/9/2010	1,598,708
4,000,000		Regional School District No. 4, CT, 1.50% BANs, 2/2/2010	4,000,065
1,670,000		Regional School District No. 9, CT, 1.25% BANs, 7/21/2010	1,674,655
1,850,000		Scotland, CT, 1.50% BANs, 5/18/2010	1,850,792
1,815,000		Stafford, CT, 1.50% BANs, 8/9/2010	1,818,807
4,825,000		Thomaston, CT, 1.50% BANs, 2/5/2010	4,825,391
3,000,000		Warren, CT, 1.50% BANs, 6/17/2010	3,007,801
4,000,000		Watertown, CT, 1.25% BANs, 2/3/2010	4,000,151
1,430,500		Woodbury, CT, 1.50% BANs, 8/17/2010	1,434,317
		TOTAL	133,335,234
1

Principal Amount or Shares			Value
		Puerto Rico – 13.9%
$16,600,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.220%, 2/3/2010	16,600,000
5,000,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 2/4/2010	5,000,000
		TOTAL	21,600,000
		TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	154,935,234
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	225,829
		TOTAL NET ASSETS — 100%	$155,161,063
  Securities that are subject to the federal alternative minimum tax (AMT) represent 3.5% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
A January 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
99.0%	1.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $16,995,000, which represented 11.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $16,995,000, which represented 11.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
2

    The following acronyms are used throughout this portfolio:
BANs	— Bond Anticipation Notes
CP	— Commercial Paper
FSA	— Financial Security Assurance
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PUTTERs	— Puttable Tax-Exempt Receipts
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

  3

  Federated Tax-Free Trust

  Portfolio of Investments

  January 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.7%;1,2
		Alabama – 11.3%
$10,000,000		Birmingham, AL Medical Clinic Board, (Series 2007-A), Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.200%, 2/5/2010	10,000,000
1,850,000		Chelsea Park, AL Cooperative District, (Series 2005), Weekly VRDNs (Compass Bank, Birmingham LOC), 0.970%, 2/4/2010	1,850,000
2,400,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005), Weekly VRDNs (Wachovia Bank N.A. LOC), 0.190%, 2/4/2010	2,400,000
3,550,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds), Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.250%, 2/4/2010	3,550,000
		TOTAL	17,800,000
		Florida – 5.7%
4,945,000		Broward County, FL HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 0.210%, 2/3/2010	4,945,000
1,900,000		Jacksonville, FL HFDC Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	1,900,000
2,065,000	[3,4]	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473), Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	2,065,000
		TOTAL	8,910,000
		Georgia – 1.3%
2,035,000		Savannah, GA EDA, (Series 2007), Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	2,035,000
		Illinois – 0.6%
1,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B), Daily VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC), 0.200%, 2/1/2010	1,000,000
		Indiana – 4.0%
6,345,000		Indiana State Finance Authority, (Series 2009B), Weekly VRDNs (Lighthouse Facilities Management, LLC)/(Harris, N.A. LOC), 0.210%, 2/4/2010	6,345,000
		Maryland – 8.5%
1,000,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program), Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.320%, 2/3/2010	1,000,000
920,000		Maryland State Economic Development Corp., (Series 2003: Maryland Science Center), Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	920,000
1,055,000		Maryland State Economic Development Corp., (Series A), Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	1,055,000
1,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 0.210%, 2/3/2010	1,300,000
900,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008), Weekly VRDNs (Suburban Hospital Healthcare System, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	900,000
3,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594), Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.250%, 2/4/2010	3,000,000
100,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	100,000
4,600,000		Montgomery County, MD EDA, (Series 2008), Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	4,600,000
500,000		Westminster, MD EDRB, (Series 2004C), Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.400%, 2/1/2010	500,000
		TOTAL	13,375,000
		Michigan – 16.0%
7,800,000		Jackson County, MI Hospital Finance Authority, (Series 2006B), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.210%, 2/4/2010	7,800,000
5,500,000		Jackson County, MI Hospital Finance Authority, (Series 2006C), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.340%, 2/4/2010	5,500,000
3,000,000		Michigan State Housing Development Authority, (Series 2000), Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/4/2010	3,000,000
8,870,000		Oakland County, MI EDC Weekly VRDNs (Straith Hospital Special Surgery)/(FHLB of Indianapolis LOC), 0.270%, 2/4/2010	8,870,000
		TOTAL	25,170,000
  1

Principal Amount			Value
		Minnesota – 11.2%
$1,745,000		Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC), 0.330%, 2/4/2010	1,745,000
3,550,000		Cohasset, MN, (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	3,550,000
2,550,000		Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.210%, 2/4/2010	2,550,000
500,000		Minnesota State Higher Education Facility Authority, (Series Six-H), Weekly VRDNs (St. Thomas University)/(Bank of New York LOC), 0.190%, 2/4/2010	500,000
2,655,000		New Hope, MN, (Series 2003A), Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.250%, 2/4/2010	2,655,000
3,000,000		Richfield, MN ISD 280, 1.25% TANs (GTD by Minnesota State), 2/7/2011	3,025,818
895,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/4/2010	895,000
1,700,000		St. Paul, MN Port Authority, (Series 2009-5 Series O), Weekly VRDNs (District Energy St. Paul)/(Deutsche Bank AG LOC), 0.200%, 2/4/2010	1,700,000
1,000,000		St. Paul, MN Port Authority, (Series 2009-7Q), Weekly VRDNs (District Energy St. Paul)/(Deutsche Bank AG LOC), 0.200%, 2/4/2010	1,000,000
		TOTAL	17,620,818
		Multi-State – 0.9%
1,455,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.250%, 2/4/2010	1,455,000
		New Jersey – 0.8%
1,250,000		Englewood Cliffs, NJ, 2.50% BANs, 5/7/2010	1,255,158
		New Mexico – 1.4%
2,183,000		Albuquerque, NM Airport, (Series B), 0.42% CP (Bank of New York LOC), Mandatory Tender 10/6/2010	2,183,000
		New York – 5.3%
1,000,000		Babylon, NY Union Free School District, 1.75% TANs, 6/25/2010	1,003,535
2,500,000		East Ramapo, NY CSD, 2.25% BANs, 7/7/2010	2,512,683
2,500,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-F), Daily VRDNs (GTD by Bayerische Landesbank LIQ), 0.210%, 2/1/2010	2,500,000
2,400,000		New York City, NY, (Fiscal 1994 Series H-3), Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 0.200%, 2/1/2010	2,400,000
		TOTAL	8,416,218
		Ohio – 10.1%
4,495,000		Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 1.150%, 2/4/2010	4,495,000
2,785,000		Cuyahoga County, OH Health Care Facilities, (Series 1999), Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati LOC), 0.600%, 2/4/2010	2,785,000
5,290,000		Geauga County, OH, (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC), 0.510%, 2/4/2010	5,290,000
1,825,000		Seneca County, OH Health Care Facilities, Refunding Revenue and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.600%, 2/4/2010	1,825,000
1,500,000		Vandalia Butler, OH City School District, (Series 2009-B), 1.50% BANs, 3/1/2010	1,500,860
		TOTAL	15,895,860
		Pennsylvania – 11.4%
1,420,000		Allegheny County, PA IDA, (Series of 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.450%, 2/4/2010	1,420,000
7,000,000		Delaware Valley, PA Regional Finance Authority, (Series 2007B), Weekly VRDNs (Bayerische Landesbank LOC), 0.250%, 2/3/2010	7,000,000
1,200,000	[3,4]	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.200%, 2/4/2010	1,200,000
3,390,000		Hamburg, PA Area School District VRNs, 2.030%, 2/1/2010	3,398,068
1,320,000		Mercersburg Borough, PA General Purpose Authority, (Series B of 2000), Weekly VRDNs (Regents of the Mercersburg College)/(SunTrust Bank LOC), 0.250%, 2/3/2010	1,320,000
1,435,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A), Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.300%, 2/1/2010	1,435,000
235,000		Union County, PA Hospital Authority, (Series 2009A), Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A. LOC), 0.190%, 2/4/2010	235,000
2,000,000		Wallingford Swarthmore, PA School District, (Series 2008), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.340%, 2/4/2010	2,000,000
		TOTAL	18,008,068
  2

Principal Amount			Value
		Tennessee – 1.2%
$1,890,000		Rutherford County, TN, 4.00% Bonds, 4/1/2010	1,900,503
		Texas – 2.3%
1,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE), Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.400%, 2/4/2010	1,000,000
2,675,000		Texas State, 2.50% TRANs, 8/31/2010	2,706,074
		TOTAL	3,706,074
		Washington – 1.0%
1,500,000		Washington State Health Care Facilities Authority, (Series 2007D), Daily VRDNs (Multicare Health System)/(FSA INS)/(U.S. Bank, N.A. LIQ), 0.210%, 2/1/2010	1,500,000
		Wisconsin – 6.7%
2,500,000		Chippewa Falls WI, USD, 1.50% TRANs, 9/30/2010	2,510,131
1,665,000		Manitowoc County, WI, 2.00% BANs, 10/1/2010	1,678,187
2,000,000		Menomonee Falls, WI School District, (Series 2009), 1.40% TRANs, 8/23/2010	2,005,539
4,300,000		Verona, WI Area School District, 1.50% TRANs, 8/24/2010	4,312,368
		TOTAL	10,506,225
		TOTAL MUNICIPAL INVESTMENTS — 99.7% (AT AMORTIZED COST)[5]	157,081,924
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[6]	506,177
		TOTAL NET ASSETS — 100%	$157,588,101
    At January 31, 2010, the Fund held no securities that were subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $8,720,000, which represented 5.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $8,720,000, which represented 5.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

  3

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
    The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
HFDC	— Health Facilities Development Corporation
IDA	— Industrial Development Authority
IDFA	— Industrial Development Finance Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes

  4

  Florida Municipal Cash Trust

  Portfolio of Investments

  January 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.8%;1,2
		Colorado – 1.6%
$5,980,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.650%, 2/3/2010	5,980,000
		Florida – 80.5%
11,230,000		Capital Trust Agency, FL, Air Cargo Revenue Bonds (Series 2004A) Weekly VRDNs (Aero Miami FX, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/4/2010	11,230,000
12,500,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America N.A. LIQ), 0.220%, 2/4/2010	12,500,000
4,130,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-27) Weekly VRDNs (GNMA COL)/(FSA INS)/(State Street Bank and Trust Co. LIQ), 0.320%, 2/4/2010	4,130,000
14,255,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.320%, 2/4/2010	14,255,000
7,000,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.250%, 2/4/2010	7,000,000
9,555,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	9,555,000
1,275,000		Collier County, FL HFA, (Series 2005) Weekly VRDNs (George Washington Carver Apartments)/(PNC Bank, N.A. LOC), 0.380%, 2/3/2010	1,275,000
4,650,000		Florida Development Finance Corp., (Series 2006C) Weekly VRDNs (Central Florida Box Corp.)/(Regions Bank, Alabama LOC), 1.100%, 2/4/2010	4,650,000
20,000,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.220%, 2/3/2010	20,000,000
5,520,000		Florida HFA, (Series 2006H) Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 0.810%, 2/4/2010	5,520,000
19,000,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.450%, 2/3/2010	19,000,000
16,345,000		Florida Housing Finance Corp., (Series 2003 O: Wellesley Apartments) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.250%, 2/3/2010	16,345,000
4,685,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two)/(Citibank NA, New York LOC), 0.250%, 2/3/2010	4,685,000
14,535,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.240%, 2/1/2010	14,535,000
8,000,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments) Weekly VRDNs (Brandywine Housing, Ltd.)/(Citibank NA, New York LOC), 0.280%, 2/3/2010	8,000,000
5,500,000		Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/(SunTrust Bank LOC), 0.550%, 2/4/2010	5,500,000
11,600,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/3/2010	11,600,000
2,700,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 1.380%, 2/4/2010	2,700,000
23,750,000		Liberty County, FL Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	23,750,000
10,560,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	10,560,000
8,770,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.300%, 2/4/2010	8,770,000
9,735,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/3/2010	9,735,000
2,500,000	[3,4]	Orange County, FL School Board, Floater Certificates (Series 2008-2988) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley LIQ), 0.220%, 2/4/2010	2,500,000
6,410,000		Palm Beach County, FL, (Series 2005) Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York LOC), 0.300%, 2/4/2010	6,410,000
4,000,000		Pinellas County, FL IDA, (Series 2008) Weekly VRDNs (Bovie Medical Corp.)/(RBC Bank (USA) LOC), 0.340%, 2/4/2010	4,000,000
8,625,000		Seminole County, FL IDA, (Series 2006) Weekly VRDNs (Hospice of the Comforter, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	8,625,000
3,305,000		Seminole County, FL IDA, (Series 2008) Weekly VRDNs (3100 Camp Road LLC)/(Regions Bank, Alabama LOC), 0.900%, 2/4/2010	3,305,000
38,085,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.260%, 2/1/2010	38,085,000
3,335,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 0.350%, 2/3/2010	3,335,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	10,000,000
  1

Principal Amount			Value
$4,775,000		Volusia County, FL IDA, (Series 2008A) Weekly VRDNs (Management by Innovation, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 2/4/2010	4,775,000
1,500,000		Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc.)/(Bank of America N.A. LOC), 0.350%, 2/3/2010	1,500,000
		TOTAL	307,830,000
		Kentucky – 0.5%
2,065,000		Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Michigan LOC), 0.510%, 2/4/2010	2,065,000
		Multi-State – 3.3%
6,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs (Deutche Bank AG LIQ), 0.24%, 2/4/2010	6,000,000
6,600,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 1), Weekly VRDPs (Deutche Bank AG LIQ), 0.24%, 2/4/2010	6,600,000
		TOTAL	12,600,000
		New Jersey – 5.1%
4,500,000		Howell Township, NJ, 2.75% BANs, 9/14/2010	4,521,748
5,000,000		Lyndhurst Township, NJ, 3.50% BANs, 2/18/2010	5,001,243
3,504,200		South Plainfield, NJ, 2.00% BANs, 7/1/2010	3,514,857
5,000,000		Vernon Township, NJ, 2.00% BANs, 1/7/2011	5,055,425
1,540,000		West Windsor Township, NJ, 2.00% BANs, 2/19/2010	1,540,562
		TOTAL	19,633,835
		New York – 4.4%
1,315,000		Broome County, NY, 2.25% BANs, 4/16/2010	1,316,703
4,000,000		Cohoes, NY City School District, 2.00% BANs, 6/24/2010	4,008,486
5,000,000		Elmira, NY City School District, (Series 2009C), 3.00% BANs, 2/17/2010	5,001,068
5,000,000		New York State HFA, (Series 2004A: Archstone Westbury Housing) Weekly VRDNs (ASN Roosevelt Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	5,000,000
1,500,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutche Bank AG LIQ), 0.20%, 2/4/2010	1,500,000
		TOTAL	16,826,257
		Ohio – 1.4%
5,200,000		Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 2/1/2010	5,200,000
		Pennsylvania – 2.2%
3,500,000		Delaware Valley, PA Regional Finance Authority, (Series 1985C) Weekly VRDNs (Bayerische Landesbank LOC), 0.250%, 2/3/2010	3,500,000
5,000,000		Philadelphia, PA, (Series B), 2.50% TRANs, 6/30/2010	5,036,150
		TOTAL	8,536,150
		West Virginia – 0.8%
3,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.10% CP (Virginia Electric & Power Co.), Mandatory Tender 3/4/2010	3,000,000
		TOTAL MUNICIPAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	381,671,242
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	677,995
		TOTAL NET ASSETS — 100%	$382,349,237
    Securities that are subject to the federal alternative minimum tax (AMT) represent 56.4% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
  2

At January 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
96.3%	3.7%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $43,755,000, which represented 11.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $43,755,000, which represented 11.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
    The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds
  3

  Georgia Municipal Cash Trust

  Portfolio of Investments

  January 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.1%;1,2
		Georgia – 100.1%
$15,875,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008A) Daily VRDNs (Phoebe Putney Memorial Hospital)/(SunTrust Bank LOC), 0.240%, 2/1/2010	15,875,000
3,620,000		Alpharetta, GA, 1.25% Bonds, 5/1/2010	3,625,702
24,345,000		Atlanta, GA Airport General Revenue, (Series 2005 A-2), 0.35% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 2/2/2010	24,345,000
5,706,000		Atlanta, GA Airport General Revenue, (Series 2005 A-2), 0.55% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 3/4/2010	5,706,000
27,040,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 0.40% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 2/2/2010	27,040,000
20,000,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 0.60% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 2/8/2010	20,000,000
10,230,000	[3,4]	Atlanta, GA Airport General Revenue, MERLOTS (Series 2004-C14) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.280%, 2/3/2010	10,230,000
10,000,000		Atlanta, GA Development Authority, (Series 2009) Weekly VRDNs (Georgia Aquarium, Inc.)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	10,000,000
17,550,000	[3,4]	Atlanta, GA Water & Wastewater, (Series 2006) FR/RI-K2 Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 0.250%, 2/4/2010	17,550,000
4,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.380%, 2/4/2010	4,350,000
9,520,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.310%, 2/4/2010	9,520,000
4,745,000	[3,4]	Atlanta, GA, Urban Residential Finance Authority, MERLOTS (Series 2007-C47) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.280%, 2/3/2010	4,745,000
6,300,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 0.550%, 2/4/2010	6,300,000
2,000,000		Carroll County, GA Development Authority, (Series 2007) Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 1.100%, 2/4/2010	2,000,000
3,510,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 0.190%, 2/4/2010	3,510,000
7,970,000		Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 0.800%, 2/4/2010	7,970,000
5,410,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 0.750%, 2/4/2010	5,410,000
6,810,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	6,810,000
2,000,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank N.A. LOC), 0.390%, 2/4/2010	2,000,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(Regions Bank, Alabama LOC), 1.500%, 2/4/2010	10,000,000
2,120,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.200%, 2/4/2010	2,120,000
3,600,000		Columbus, GA Hospital Authority, (Series 2000) Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC), 0.250%, 2/3/2010	3,600,000
33,975,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.780%, 2/4/2010	33,975,000
4,500,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.260%, 2/4/2010	4,500,000
1,250,000		DeKalb County, GA Development Authority Weekly VRDNs (Rock-Tenn Co.)/(SunTrust Bank LOC), 0.600%, 2/3/2010	1,250,000
2,625,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (The Task Force for Child Survival & Development, Inc.)/(SunTrust Bank LOC), 0.300%, 2/3/2010	2,625,000
1,400,000		DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.210%, 2/4/2010	1,400,000
3,755,000		Dougherty County, GA Development Authority, (Series 2001) Weekly VRDNs (Deerfield-Windsor School)/(Regions Bank, Alabama LOC), 0.800%, 2/4/2010	3,755,000
6,870,000		Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.220%, 2/1/2010	6,870,000
  1

Principal Amount			Value
$8,000,000		Fayette County, GA Hospital Authority, (Series 2009B) Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	8,000,000
1,000,000		Fayette County, GA School District, 3.00% Bonds (GTD by Georgia State), 3/1/2010	1,001,525
4,515,000		Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	4,515,000
2,140,000		Fulton County, GA Development Authority, (Series 1997) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	2,140,000
2,650,000		Fulton County, GA Development Authority, (Series 1998) Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC), 0.450%, 2/3/2010	2,650,000
5,100,000		Fulton County, GA Development Authority, (Series 2000) Weekly VRDNs (Donnellan School, Inc.)/(Bank of New York LOC), 0.280%, 2/4/2010	5,100,000
3,705,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	3,705,000
6,405,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	6,405,000
2,500,000		Fulton County, GA Development Authority, (Series 2005) Weekly VRDNs (Mt. Vernon Presbyterian School, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	2,500,000
4,500,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	4,500,000
4,000,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	4,000,000
7,250,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	7,250,000
12,205,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 0.170%, 2/3/2010	12,205,000
12,000,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (The Lovett School)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	12,000,000
8,575,000		Fulton County, GA Development Authority, (Series 2008A), 0.50% TOBs (Georgia Tech Athletic Association, Inc.)/(Northern Trust Co., Chicago, IL LOC), Mandatory Tender 12/1/2010	8,575,000
10,590,000	[3,4]	Fulton County, GA Housing Authority, (PT-4595) Weekly VRDNs (Vineyards of Brown's Mill)/(GTD by FHLMC)/(FHLMC LIQ), 0.350%, 2/4/2010	10,590,000
14,100,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	14,100,000
6,000,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.), 0.400%, 2/15/2010	6,000,000
7,555,000		Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.190%, 2/3/2010	7,555,000
7,500,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008B) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	7,500,000
2,000,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008C) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.270%, 2/3/2010	2,000,000
4,750,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008G) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Bayerische Landesbank LOC), 0.300%, 2/3/2010	4,750,000
10,750,000	[3,4]	Gainesville, GA Housing Authority, (PT-4570) Weekly VRDNs (McEver Vineyards LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.350%, 2/4/2010	10,750,000
3,000,000		Gainesville, GA Redevelopment Authority, (Series 1999) Weekly VRDNs (Brenau University, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/3/2010	3,000,000
2,700,000		Georgia Ports Authority, (Series 1996A) Weekly VRDNs (Colonel's Island Terminal)/(Branch Banking & Trust Co. LOC), 0.300%, 2/3/2010	2,700,000
10,260,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.200%, 2/3/2010	10,260,000
2,685,000	[3,4]	Georgia State HFA, MERLOTS (Series 2001 A-106) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.280%, 2/3/2010	2,685,000
35,760,000	[3,4]	Georgia State HFA, MERLOTS (Series B11) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.280%, 2/3/2010	35,760,000
5,740,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.200%, 2/4/2010	5,740,000
230,000		Gwinnett County, GA Development Authority, (Series 1997) Weekly VRDNs (Virgil R. Williams, Jr.)/(Wachovia Bank N.A. LOC), 0.400%, 2/4/2010	230,000
1,400,000		Gwinnett County, GA Development Authority, (Series 2002) Weekly VRDNs (CBD Management LLC)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	1,400,000
1,100,000		Gwinnett County, GA Development Authority, (Series 2004) Weekly VRDNs (Pak-Lite, Inc.)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	1,100,000
  2

Principal Amount			Value
$4,500,000		Gwinnett County, GA Hospital Authority, (Series 2009) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	4,500,000
1,500,000		Hart County, GA IDA, Revenue Bonds (Series 1996) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.400%, 2/3/2010	1,500,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.220%, 2/1/2010	3,800,000
180,000		Jackson County, GA IDA, (Series 1997) Weekly VRDNs (Mullett Co.)/(Wachovia Bank N.A. LOC), 0.400%, 2/4/2010	180,000
2,300,000		Jefferson, GA Development Authority, (Series 2001) Weekly VRDNs (Building Investment Co. LLC)/(SunTrust Bank LOC), 0.450%, 2/4/2010	2,300,000
6,500,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.310%, 2/4/2010	6,500,000
8,500,000		Macon-Bibb County, GA Hospital Authority, (Series 1998) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.190%, 2/3/2010	8,500,000
600,000		Macon-Bibb County, GA Hospital Authority, (Series 2000) Weekly VRDNs (Central Georgia Senior Health, Inc.)/(FHLB of Atlanta LOC), 0.170%, 2/3/2010	600,000
6,000,000		Macon-Bibb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.190%, 2/3/2010	6,000,000
3,045,000		Macon-Bibb County, GA Industrial Authority, (Series 2007) Weekly VRDNs (Battle Lumber Co., Inc.)/(U.S. Bank, N.A. LOC), 0.300%, 2/4/2010	3,045,000
7,770,000	[3,4]	Marietta, GA Housing Authority, MFH Revenue Bonds (Series 1995) Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC), 0.330%, 2/3/2010	7,770,000
12,940,000	[3,4]	Metropolitan Atlanta Rapid Transit Authority, GA, (PT-3945) Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 0.450%, 2/4/2010	12,940,000
18,100,000	[3,4]	Metropolitan Atlanta Rapid Transit Authority, GA, (PT-4042) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.450%, 2/4/2010	18,100,000
3,740,000		Monroe County, GA Development Authority, (Series 2009A) Weekly VRDNs (Oglethorpe Power Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	3,740,000
10,515,000		Monroe County, GA Development Authority, Scherer Project (1st Series), 0.80% TOBs (Georgia Power Co.), Mandatory Tender 1/7/2011	10,515,000
9,800,000		Municipal Electric Authority of Georgia, (Series 1985 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LOC), 0.210%, 2/3/2010	9,800,000
7,000,000		Municipal Electric Authority of Georgia, (Series 1994 C) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.350%, 2/3/2010	7,000,000
25,000,000		Municipal Electric Authority of Georgia, Plant Vogtle Additional Units Non-PPA Project, (Series A), 1.25% BANs, 5/7/2010	25,025,813
21,250,000		Municipal Electric Authority of Georgia, Plant Vogtle Additional Units PPA Project (JEA), PPA Project (Series 2009A), 1.50% BANs, 5/25/2010	21,308,834
4,230,000		Oglethorpe Power Corp. Scherer Project, (Series 2009B) Weekly VRDNs (Oglethorpe Power Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	4,230,000
4,500,000		Peach County, GA Development Authority, (Series 2008) Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	4,500,000
4,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.300%, 2/3/2010	4,000,000
17,950,000		Private Colleges & Universities Facilities of GA, (Series 2005C-1) Weekly VRDNs (Emory University), 0.160%, 2/4/2010	17,950,000
4,100,000		Richmond County, GA Development Authority, (Series 2008A) Weekly VRDNs (MCG Health, Inc.)/(UBS AG LOC), 0.140%, 2/3/2010	4,100,000
2,700,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (Steel King Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/4/2010	2,700,000
1,240,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.240%, 2/4/2010	1,240,000
4,600,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.220%, 2/3/2010	4,600,000
3,000,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 1.300%, 2/3/2010	3,000,000
7,000,000		Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe Apartments)/(Key Bank, N.A. LOC), 0.500%, 2/4/2010	7,000,000
2,010,000		Savannah, GA Resources Recovery Development Authority, (Series 2009), 2.00% Bonds (Savannah, GA), 8/1/2010	2,023,900
745,000		Screven County, GA IDA, (Series 1995) Weekly VRDNs (Sylvania Yarn Systems, Inc.)/(Wachovia Bank N.A. LOC), 0.380%, 2/3/2010	745,000
5,600,000		Smyrna, GA Housing Authority, (Series 1994) Weekly VRDNs (Walton Grove, LP)/(Wachovia Bank N.A. LOC), 0.410%, 2/4/2010	5,600,000
5,655,000		South Regional Joint Development Authority, GA, (Series 2008B) Weekly VRDNs (VSU Auxiliary Services Real Estate Foundation, Inc.)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	5,655,000
2,000,000		Tallapoosa, GA Development Authority, (Series 1994) Weekly VRDNs (U.S. Can Co.)/(Deutsche Bank Trust Co. Americas LOC), 0.650%, 2/3/2010	2,000,000
  3

Principal Amount		Value
$1,000,000	Tattnall County, GA IDA, (Series 1999) Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	1,000,000
1,000,000	Thomasville, GA Payroll Development Authority, (Series 2005A) Weekly VRDNs (American Fresh Foods LP)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	1,000,000
7,500,000	Waycross and Ware County Development Authority, (Series 2007) Weekly VRDNs (Rich Products Corp.)/(Bank of America N.A. LOC), 0.330%, 2/3/2010	7,500,000
2,300,000	Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.370%, 2/3/2010	2,300,000
1,175,000	Whitfield County, GA Development Authority, (Series 1996) Weekly VRDNs (AMC International, Inc.)/(SunTrust Bank LOC), 0.440%, 2/4/2010	1,175,000
5,600,000	Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(FHLB of Atlanta LOC), 0.300%, 2/4/2010	5,600,000
	TOTAL MUNICIPAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	708,791,774
	OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(856,405)
	TOTAL NET ASSETS — 100%	$707,935,369
Securities that are subject to the federal alternative minimum tax (AMT) represent 40.5% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
A January 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
95.5%	4.5%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $136,860,000, which represented 19.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $136,860,000, which represented 19.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  4

      The following acronyms are used throughout this portfolio:
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

    5

    Maryland Municipal Cash Trust

    Portfolio of Investments

    January 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.2%;1,2
		Maryland – 96.1%
$3,930,000		Anne Arundel County, MD, LT GO (Series 2009: General Improvements), 5.00% Bonds, 4/1/2010	3,958,453
975,000		Anne Arundel County, MD, LT GO (Series 2009: Water/Sewer), 2.50% Bonds, 4/1/2010	977,915
2,100,000		Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas SA LOC), 0.280%, 2/12/2010	2,100,000
760,000		Baltimore County, MD, (1994 Issue), Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.430%, 2/3/2010	760,000
500,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program), Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.320%, 2/3/2010	500,000
1,170,000		Harford County, MD EDA, (Series 2001), Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 0.300%, 2/4/2010	1,170,000
2,000,000		Howard County, MD EDRB, (Series 2005), Weekly VRDNs (Eight P CPL LLC)/(Banco Santander, S.A. LOC), 0.320%, 2/4/2010	2,000,000
2,000,000		Maryland Community Development Administration — MFH, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.290%, 2/3/2010	2,000,000
1,300,000		Maryland Community Development Administration — MFH, (Series 2008B: Shakespeare Park Apartments), Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.250%, 2/4/2010	1,300,000
1,405,000		Maryland Community Development Administration — MFH, (Series 2008C), Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.250%, 2/4/2010	1,405,000
2,000,000	[3,4]	Maryland Community Development Administration — Residential Revenue, PUTTERs (Series 3364), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 2/4/2010	2,000,000
1,750,000		Maryland State Economic Development Corp., (Series 1998), Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.350%, 2/4/2010	1,750,000
735,000		Maryland State Economic Development Corp., (Series 1999A), Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.400%, 2/5/2010	735,000
2,300,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (AFCO Cargo BWI II LLC)/(SunTrust Bank LOC), 0.400%, 2/3/2010	2,300,000
800,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	800,000
1,800,000		Maryland State Economic Development Corp., (Series 2005A), Weekly VRDNs (Canusa Hershman Recycling)/(Wachovia Bank N.A. LOC), 0.380%, 2/5/2010	1,800,000
1,945,000		Maryland State Economic Development Corp., (Series 2008), Weekly VRDNs (Recycle 1 C & D Processing, Inc.)/(Branch Banking & Trust Co. LOC), 0.400%, 2/4/2010	1,945,000
995,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/2/2010	995,500
1,900,000		Maryland State Health & Higher Educational Facilities Authority, (MT-277), Weekly VRDNs (Mercy Medical Center)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 0.800%, 2/4/2010	1,900,000
1,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007), Weekly VRDNs (Beth Tfiloh Dahan Community School, Inc.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	1,000,000
500,000		Maryland State, (2005, First Series-A), 5.25% Bonds, 2/15/2010	500,891
1,245,000		Montgomery County, MD Department of Liquor Control, (2009 Series A), 3.00% Bonds, 4/1/2010	1,248,988
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 0.800%, 2/1/2010	959,000
2,000,000		University System of Maryland, (Series 2003A), 0.55% TOBs, Mandatory Tender 6/1/2010	2,000,000
2,200,000		Washington County, MD EDRB, (Series 2006), Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wachovia Bank N.A. LOC), 0.430%, 2/4/2010	2,200,000
2,000,000		Westminster, MD EDRB, (Series 2004C), Daily VRDNs (Carroll Lutheran Village, Inc.)/ (Citizens Bank of Pennsylvania LOC), 0.400%, 2/1/2010	2,000,000
		TOTAL	40,305,747
		Puerto Rico – 3.1%
1,280,000		Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983 A), 2.00% TOBs (Abbott Laboratories), Optional Tender 3/1/2010	1,280,000
		TOTAL MUNICIPAL INVESTMENTS — 99.2% (AT AMORTIZED COST)[5]	41,585,747
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[6]	333,321
		TOTAL NET ASSETS — 100%	$41,919,068
    1

      Securities that are subject to the federal alternative minimum tax (AMT) represent 53.7% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $2,000,000, which represented 4.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $2,000,000, which represented 4.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
      Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

    Investment Valuation

    Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

      Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
      Level 1 — quoted prices in active markets for identical securities
      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
      Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
      The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
      As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
      The following acronyms are used throughout this portfolio:
EDA	— Economic Development Authority
EDRB	— Economic Development Revenue Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
FSA	— Financial Security Assurance
GO	— General Obligation
GTD	— Guaranteed
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LT	— Limited Tax
MFH	— Multi-Family Housing
PCA	— Pollution Control Authority
PUTTERs	— Puttable Tax-Exempt Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

    2

    Massachusetts Municipal Cash Trust

    Portfolio of Investments

    January 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.1%;1,2
		Massachusetts – 98.3%
$2,130,777		Acton, MA, 1.50% BANs, 6/30/2010	$2,138,118
2,900,000		Amesbury, MA, 1.35% BANs, 12/17/2010	2,913,826
2,015,958		Ayer, MA, 1.50% BANs, 6/24/2010	2,019,868
1,907,744		Barnstable, MA, 1.50% BANs, 6/17/2010	1,913,743
3,000,000		Billerica, MA, 1.50% BANs, 5/21/2010	3,006,666
7,625,000		Boston, MA IDFA, (Series 2006C) Weekly VRDNs (Fenway Community Health Center)/(Banco Santander, S.A. LOC), 0.200%, 2/3/2010	7,625,000
3,100,000		Carver, MA, 1.50% BANs, 5/21/2010	3,105,062
10,450,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.250%, 2/4/2010	10,450,000
2,650,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 0.200%, 2/1/2010	2,650,000
3,100,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.180%, 2/4/2010	3,100,000
1,750,000		Commonwealth of Massachusetts, (Series 2001 C) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.180%, 2/4/2010	1,750,000
3,200,000	[3,4]	Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ), 0.170%, 2/4/2010	3,200,000
3,950,000	[3,4]	Commonwealth of Massachusetts, MACON (Series 2005C) Weekly VRDNs (Bank of America N.A. LIQ), 0.210%, 2/4/2010	3,950,000
820,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.180%, 2/3/2010	820,000
5,025,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 300), 0.60% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF 5/1/2010@100), Optional Tender 4/8/2010	5,025,000
1,112,610		Hull, MA, 1.50% BANs, 7/9/2010	1,114,994
5,200,000		Littleton, MA, 1.50% BANs, 10/15/2010	5,228,958
6,285,000		Littleton, MA, 1.50% BANs, 2/2/2010	6,285,085
4,500,000		Lowell, MA, 2.00% BANs, 9/17/2010	4,532,048
2,000,000		Lynn, MA, 1.75% BANs, 10/15/2010	2,006,920
4,455,000		Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 0.270%, 2/3/2010	4,455,000
16,335,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, DCL (Series 2008-026) Daily VRDNs (Dexia Credit Local LIQ), 0.230%, 2/4/2010	16,335,000
10,370,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series 2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.200%, 2/4/2010	10,370,000
5,450,000		Massachusetts Development Finance Agency Weekly VRDNs (Fay School)/(TD Banknorth N.A. LOC), 0.200%, 2/4/2010	5,450,000
7,985,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Bridgewell, Inc.)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	7,985,000
4,865,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Clark University)/(TD Banknorth N.A. LOC), 0.160%, 2/3/2010	4,865,000
3,345,000	[3,4]	Massachusetts HEFA, (PT-4663) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.200%, 2/4/2010	3,345,000
12,485,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.250%, 2/4/2010	12,485,000
3,700,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.200%, 2/3/2010	3,700,000
1,560,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.200%, 2/3/2010	1,560,000
1,980,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 2/4/2010	1,980,000
3,000,000		Massachusetts HEFA, (Series 2009C) Tranche 2 Daily VRDNs (Henry Heywood Memorial Hospital)/(TD Banknorth N.A. LOC), 0.190%, 2/1/2010	3,000,000
10,325,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 0.400%, 2/4/2010	10,325,000
14,900,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(FHLB of Boston LOC), 0.170%, 2/4/2010	14,900,000
5,000,000	[3,4]	Massachusetts HEFA, BB&T Floater Certificates (Series 2008-56) Weekly VRDNs (Harvard University)/(Branch Banking & Trust Co. LIQ), 0.180%, 2/4/2010	5,000,000
3,665,000		Massachusetts HEFA, Pool Loan Program Issue, (Series N) Daily VRDNs (TD Banknorth N.A. LOC), 0.190%, 2/1/2010	3,665,000
    1

Principal Amount			Value
$7,245,000	[3,4]	Massachusetts HEFA, State Trust (Series 2009-27C) Weekly VRDNs (Baystate Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.180%, 2/4/2010	7,245,000
3,300,000		Massachusetts IFA, (Series 1992B), 1.00% CP (New England Power Co.), Mandatory Tender 3/4/2010	3,300,000
3,000,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth N.A. LOC), 0.180%, 2/4/2010	3,000,000
1,480,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Bank of America N.A. LOC), 0.200%, 2/4/2010	1,480,000
2,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 1052Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	2,000,000
4,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	4,000,000
3,695,000		Massachusetts State Development Finance Agency Weekly VRDNs (Family Services Association of Greater Boston)/(FHLB of Boston LOC), 0.200%, 2/3/2010	3,695,000
6,200,000		Massachusetts State Development Finance Agency, (Series 2001A) Weekly VRDNs (Alliance of Massachusetts, Inc.)/(Banco Santander, S.A. LOC), 0.200%, 2/4/2010	6,200,000
5,900,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Banco Santander, S.A. LOC), 0.180%, 2/3/2010	5,900,000
3,500,000		Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Briarwood Retirement Community)/(Banco Santander, S.A. LOC), 0.150%, 2/4/2010	3,500,000
10,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(TD Banknorth N.A. LOC), 0.170%, 2/4/2010	10,000
3,740,000		Massachusetts State Development Finance Agency, (Series 2006) Daily VRDNs (Melmark New England)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.190%, 2/4/2010	3,740,000
11,145,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Becker College)/(Banco Santander, S.A. LOC), 0.270%, 2/4/2010	11,145,000
7,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Banknorth N.A. LOC), 0.180%, 2/3/2010	7,000,000
4,215,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/4/2010	4,215,000
5,300,000		Massachusetts State Development Finance Agency, (Series 2008A) Weekly VRDNs (Babson College)/(FHLB of Boston LOC), 0.200%, 2/4/2010	5,300,000
5,000,000		Massachusetts State Development Finance Agency, (Series A) Weekly VRDNs (Seven Hills Foundation & Affiliates)/(TD Banknorth N.A. LOC), 0.300%, 2/4/2010	5,000,000
3,470,000		Massachusetts State Development Finance Agency, (Series B) Weekly VRDNs (Linden Ponds, Inc.)/(Banco Santander, S.A. LOC), 0.150%, 2/4/2010	3,470,000
9,855,000	[3,4]	Massachusetts State Special Obligation Revenue, GS Trust (Series 2007-96T) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.200%, 2/4/2010	9,855,000
12,560,000	[3,4]	Massachusetts Water Resources Authority, PT-4370 Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.450%, 2/4/2010	12,560,000
1,550,000		Medfield, MA, 1.50% BANs, 6/18/2010	1,554,329
1,500,000		Medway, MA, 1.35% BANs, 6/4/2010	1,501,749
2,752,797		Medway, MA, 1.50% BANs, 8/15/2010	2,763,740
2,900,000		New Bedford, MA, 1.25% BANs, 2/12/2010	2,900,388
2,500,000		New Bedford, MA, 2.50% BANs, 2/12/2010	2,501,391
1,360,000		Newton, MA, 3.00% Bonds, 4/1/2010	1,365,137
2,888,075		North Reading, MA, 1.50% BANs, 9/16/2010	2,896,961
2,605,000		Northampton, MA, 1.25% BANs, 6/30/2010	2,610,806
2,400,000		Northampton, MA, 2.50% BANs, 2/12/2010	2,400,712
2,476,000		Pittsfield, MA, 1.75% BANs, 6/30/2010	2,480,983
4,426,900		Pittsfield, MA, 2.00% BANs, 10/15/2010	4,464,479
5,000,000		Revere, MA, 1.50% BANs, 8/6/2010	5,011,338
1,100,000		Rowley, MA, 2.25% BANs, 5/7/2010	1,102,113
3,669,000		Salisbury, MA, 1.50% BANs, 7/23/2010	3,680,999
2,208,000		Saugus, MA, 2.75% BANs, 3/3/2010	2,208,886
2,500,481		Somerville, MA, 1.25% BANs, 2/19/2010	2,501,212
3,065,000		Southwick, MA, 1.50% BANs, 7/30/2010	3,076,214
2,563,699		Spencer, MA, 2.00% BANs, 6/18/2010	2,573,270
    2

Principal Amount		Value
$2,638,000	Waltham, MA, 1.00% BANs, 2/2/2010	2,638,025
8,025,000	Westfield, MA, 1.25% BANs, 1/14/2011	8,064,322
	TOTAL	343,167,342
	Puerto Rico – 1.8%
6,300,000	Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.220%, 2/3/2010	6,300,000
	TOTAL MUNICIPAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	349,467,342
	OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(379,822)
	TOTAL NET ASSETS — 100%	$349,087,520
      On January 31, 2010, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
99.1%	0.9%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $83,705,000, which represented 24.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $83,705,000, which represented 24.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
      Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

    Investment Valuation

    Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

      Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
      Level 1 — quoted prices in active markets for identical securities
      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
      Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
      The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
      As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
    3

        The following acronyms are used throughout this portfolio:
BANs	— Bond Anticipation Notes
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
FSA	— Financial Security Assurance
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
IDFA	— Industrial Development Financing Authority
IFA	— Industrial Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
      4

      Michigan Municipal Cash Trust

      Portfolio of Investments

      January 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.4%;1,2
		Michigan – 98.4%
$2,240,000	[3,4]	Detroit, MI City School District, Variable Certificates (Series 2002H) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.210%, 2/4/2010	2,240,000
13,500,000		East Lansing, MI School District, (2000 School Building and Site Bonds), 5.625% Bonds (United States Treasury PRF 5/1/2010@100), 5/1/2030	13,669,156
9,420,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	9,420,000
9,655,000		Grand Rapids, MI Economic Development Corp., (Series 2000) Weekly VRDNs (Holland Home Obligated Group)/(Fifth Third Bank, Michigan LOC), 0.400%, 2/4/2010	9,655,000
900,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.600%, 2/3/2010	900,000
1,100,000		Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.250%, 2/3/2010	1,100,000
675,000		Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.500%, 2/4/2010	675,000
2,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	2,500,000
7,235,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(RBS Citizens Bank N.A. LOC), 0.500%, 2/4/2010	7,235,000
7,825,000		Iron County, MI EDC, (Series 2008) Weekly VRDNs (Pine River Hardwoods, LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.590%, 2/4/2010	7,825,000
4,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.210%, 2/4/2010	4,000,000
10,200,000		Kalamazoo, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Bronson Methodist Hospital)/(FSA INS)/(National City Bank LOC), 0.350%, 2/3/2010	10,200,000
3,535,000		Marquette County, MI, (Series 2007B) Weekly VRDNs (Bell Memorial Hospital)/(RBS Citizens Bank N.A. LOC), 0.500%, 2/4/2010	3,535,000
4,030,000		Michigan Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	4,030,000
8,600,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	8,600,000
14,500,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.250%, 2/4/2010	14,500,000
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC), 0.650%, 2/3/2010	3,100,000
3,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	3,025,923
8,000,000		Michigan State Building Authority, (Series 5), 0.25% CP (Bank of New York and State Street Bank and Trust Co. LOCs), Mandatory Tender 3/25/2010	8,000,000
36,505,000		Michigan State Financial Authority, (Series 1999B), 2.75% TOBs (Ascension Health Credit Group), Mandatory Tender 8/15/2010	36,911,693
1,680,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.230%, 2/1/2010	1,680,000
2,000,000		Michigan State Hospital Financial Authority, (Series 2003A) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.230%, 2/1/2010	2,000,000
6,125,000		Michigan State Housing Development Authority, (2003 Series C) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.280%, 2/3/2010	6,125,000
880,000		Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 0.360%, 2/4/2010	880,000
5,400,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.230%, 2/4/2010	5,400,000
5,000,000		Michigan State Housing Development Authority, (Series A) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.250%, 2/4/2010	5,000,000
3,600,000		Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village)/(Comerica Bank LOC), 0.250%, 2/1/2010	3,600,000
1,810,000		Michigan State Strategic Fund Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A. LOC), 0.430%, 2/4/2010	1,810,000
695,000		Michigan State Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/(Bank of America N.A. LOC), 0.900%, 2/3/2010	695,000
260,000		Michigan State Strategic Fund Weekly VRDNs (Elbie & Sohn, Inc.)/(Bank of America N.A. LOC), 0.450%, 2/3/2010	260,000
490,000		Michigan State Strategic Fund Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Bank of America N.A. LOC), 0.450%, 2/3/2010	490,000
900,000		Michigan State Strategic Fund Weekly VRDNs (Middleville Tool & Die)/(U.S. Bank, N.A. LOC), 1.250%, 2/3/2010	900,000
      1

Principal Amount		Value
$600,000	Michigan State Strategic Fund Weekly VRDNs (Moore Flame Cutting)/(Bank of America N.A. LOC), 0.450%, 2/3/2010	600,000
3,100,000	Michigan State Strategic Fund Weekly VRDNs (Stegner East Investments LLC)/(Comerica Bank LOC), 0.400%, 2/4/2010	3,100,000
800,000	Michigan State Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/(Bank of America N.A. LOC), 0.450%, 2/4/2010	800,000
105,000	Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (RSR LLC)/(Fifth Third Bank, Michigan LOC), 0.650%, 2/4/2010	105,000
1,400,000	Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Agape Plastics, Inc.)/(U.S. Bank, N.A. LOC), 1.250%, 2/3/2010	1,400,000
1,300,000	Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (LPB, LLC)/(Comerica Bank LOC), 1.250%, 2/3/2010	1,300,000
1,110,000	Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Monroe Publishing Co.)/(Comerica Bank LOC), 0.400%, 2/4/2010	1,110,000
800,000	Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Production Engineering, Inc.)/(Bank of America N.A. LOC), 0.550%, 2/4/2010	800,000
3,065,000	Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC), 0.400%, 2/4/2010	3,065,000
1,500,000	Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (MacArthur Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.250%, 2/4/2010	1,500,000
800,000	Michigan State Strategic Fund, (Series 2001) Weekly VRDNs (Delta Containers, Inc.)/(Comerica Bank LOC), 2.250%, 2/4/2010	800,000
600,000	Michigan State Strategic Fund, (Series 2001B) Weekly VRDNs (Blair Equipment Co.)/(JPMorgan Chase Bank, N.A. LOC), 2.400%, 2/3/2010	600,000
4,000,000	Michigan State Strategic Fund, (Series 2004) Weekly VRDNs (Red Arrow Dairy LLC)/(Bank of the West, San Francisco, CA LOC), 0.500%, 2/4/2010	4,000,000
3,050,000	Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	3,050,000
1,300,000	Michigan State Strategic Fund, (Series 98) Weekly VRDNs (CAMAC LLC)/(JPMorgan Chase Bank, N.A. LOC), 1.250%, 2/3/2010	1,300,000
1,900,000	Michigan State Strategic Fund, (Series A) Weekly VRDNs (Phipps Emmett Associates)/(Bank of America N.A. LOC), 0.450%, 2/3/2010	1,900,000
725,000	Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 0.460%, 2/4/2010	725,000
1,910,000	Michigan State Strategic Fund, Limited Obligation Refunding Revenue Bonds Daily VRDNs (Peachwood Center Association)/(Comerica Bank LOC), 0.250%, 2/3/2010	1,910,000
1,620,000	Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (Frank Street, LLC)/(Bank of America N.A. LOC), 0.550%, 2/4/2010	1,620,000
1,015,000	Michigan State Strategic Fund, Revenue Bonds Weekly VRDNs (Waltec American Forgings, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.250%, 2/4/2010	1,015,000
2,800,000	Michigan State Strategic Fund, (Series 2002) Weekly VRDNs (Universal Forest Products Eastern Division, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 2/4/2010	2,800,000
1,723,000	Michigan State Strategic Fund, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Grayling Generating Station LP)/(Barclays Bank PLC LOC), 0.210%, 2/3/2010	1,723,000
5,000,000	Michigan State, (Series A), 2.00% TRANs, 9/30/2010	5,048,323
1,890,000	Michigan Strategic Fund Weekly VRDNs (BK Real Estate, LLC)/(Bank of America N.A. LOC), 0.550%, 2/4/2010	1,890,000
1,800,000	Michigan Strategic Fund Weekly VRDNs (Creative Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.250%, 2/3/2010	1,800,000
2,295,000	Michigan Strategic Fund Weekly VRDNs (Emerson School)/(Key Bank, N.A. LOC), 0.490%, 2/4/2010	2,295,000
2,135,000	Michigan Strategic Fund Weekly VRDNs (Wilden Adventures)/(Comerica Bank LOC), 0.400%, 2/4/2010	2,135,000
1,540,000	Michigan Strategic Fund, (Series 1998) Weekly VRDNs (Cayman Chemical Company, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 2/4/2010	1,540,000
1,500,000	Michigan Strategic Fund, (Series 2005) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.210%, 2/3/2010	1,500,000
2,300,000	Michigan Strategic Fund, (Series 2006) Weekly VRDNs (Premiere Property Holdings, LLC)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	2,300,000
1,820,000	Michigan Strategic Fund, (Series 2007A) Weekly VRDNs (Southwest Ventures LLC)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/4/2010	1,820,000
10,000,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 2/5/2010	10,000,000
3,000,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (The Corners: A Campus for Caring Communities)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	3,000,000
1,415,000	Michigan Strategic Fund, (Series 2008A) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 2/5/2010	1,415,000
5,790,000	Michigan Strategic Fund, (Series 2008B) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 2/5/2010	5,790,000
3,160,000	Michigan Strategic Fund, Revenue Bond Weekly VRDNs (J.G. Kern Enterprises, Inc.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	3,160,000
1,200,000	Oakland County, MI EDC, (Series 1996) Weekly VRDNs (Moody Family Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 2.400%, 2/3/2010	1,200,000
2,525,000	Oakland County, MI EDC, (Series 2007) Weekly VRDNs (Openings LP)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	2,525,000
	TOTAL	262,603,095
      2

Principal Amount		Value
	Puerto Rico – 2.0%
$5,195,000	Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983 A), 2.00% TOBs (Abbott Laboratories), Optional Tender 3/1/2010	5,195,000
	TOTAL INVESTMENTS — 100.4% (AT AMORTIZED COST)[5]	267,798,095
	OTHER ASSETS AND LIABILITIES - NET — (0.4)%[6]	(959,360)
	TOTAL NET ASSETS — 100%	$266,838,735
        Securities that are subject to the federal alternative minimum tax (AMT) represent 42.3% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.1%	2.9%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $16,740,000, which represented 6.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $16,740,000, which represented 6.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
        Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

      Investment Valuation

      Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
        Level 1 — quoted prices in active markets for identical securities
        Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
        The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
        As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
      3

          The following acronyms are used throughout this portfolio:
CP	— Commercial Paper
EDC	— Economic Development Commission
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
IDR	— Industrial Development Revenue
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
PCA	— Pollution Control Authority
PRF	— Prerefunded
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
        4

        Minnesota Municipal Cash Trust

        Portfolio of Investments

        January 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.8%;1,2
		Minnesota – 99.8%
$1,745,000		Albany, MN ISD No. 745, (Series C), 1.50% TANs (GTD by Minnesota State), 9/17/2010	1,750,396
7,225,000		Avon, MN, (Series 1998), Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 0.400%, 2/3/2010	7,225,000
5,280,000		Bemidji, MN IDR, (Series 2006), Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 0.240%, 2/1/2010	5,280,000
1,300,000		Bloomington, MN, (Series 2008), Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.200%, 2/4/2010	1,300,000
675,000		Chanhassen, MN IDA, (Series 1995), Weekly VRDNs (Building Management Group LLC)/(Wells Fargo Bank, N.A. LOC), 0.580%, 2/4/2010	675,000
4,155,000		Chaska, MN, (Series 2004), Weekly VRDNs (Lifecore Biomedical, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.200%, 2/2/2010	4,155,000
1,200,000		Chisholm, MN ISD No. 695, (Series A), 1.50% TANs (GTD by Minnesota State), 9/14/2010	1,203,662
3,400,000		Coon Rapids, MN, (Series 2003A), Weekly VRDNs (Crest Oaks Apartments)/(Bank of America N.A. LOC), 0.350%, 2/5/2010	3,400,000
6,865,000		Dakota County, MN Community Development Agency, (Series 2007A), Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 0.300%, 2/5/2010	6,865,000
4,325,000		Eagan, MN, (Series 2003 A-1), Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC), 0.300%, 2/4/2010	4,325,000
4,100,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009), Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.200%, 2/4/2010	4,100,000
1,000,000		Faribault, MN IDA, (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.490%, 2/4/2010	1,000,000
1,345,000		Farmington, MN, (Series 1996), Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A. LOC), 0.480%, 2/1/2010	1,345,000
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 0.300%, 2/4/2010	3,320,000
1,395,000		Kenyon-Wanamingo, MN ISD No.2172, (Series D), 1.50% TANs (GTD by Minnesota State), 9/10/2010	1,402,129
4,615,000		Lake Superior, MN ISD No. 381, (Series C), 2.00% TRANs (GTD by Minnesota State), 8/11/2010	4,632,871
1,200,000		Lino Lakes, MN, (Series 1997), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/4/2010	1,200,000
985,000		Lino Lakes, MN, (Series 1998), Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 2/4/2010	985,000
400,000		Maplewood, MN, (Series 1997), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.430%, 2/4/2010	400,000
9,250,000		Melrose, MN, (Series 2008), Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	9,250,000
3,520,000		Minneapolis, MN, Convention Center Bonds (Series 2000), Daily VRDNs (Dexia Credit Local LIQ), 0.180%, 2/4/2010	3,520,000
8,000,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.210%, 2/4/2010	8,000,000
20,000,000		Minneapolis/St. Paul, MN Housing Finance Board, (Series 2009B), 1.25% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 4/1/2010	20,000,000
4,750,000		Minnesota Agricultural and Economic Development Board, (Series 2008C-3), Daily VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.200%, 2/1/2010	4,750,000
11,760,000		Minnesota State HFA, (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.230%, 2/4/2010	11,760,000
5,000,000		Minnesota State HFA, (2008 Series C), Weekly VRDNs (FHLB of Des Moines LIQ), 0.220%, 2/4/2010	5,000,000
8,000,000		Minnesota State HFA, (2009 Series C), Weekly VRDNs (FHLB of Des Moines LIQ), 0.220%, 2/4/2010	8,000,000
6,700,000		Minnesota State HFA, (2009 Series F), Weekly VRDNs (FHLB of Des Moines LIQ), 0.220%, 2/4/2010	6,700,000
4,560,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-CO2), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.280%, 2/3/2010	4,560,000
4,070,000		Minnesota State Higher Education Facility Authority, (Series Six-E2), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.200%, 2/4/2010	4,070,000
3,600,000		Minnesota State Higher Education Facility Authority, (Series Six-H), Weekly VRDNs (St. Thomas University)/(Bank of New York LOC), 0.190%, 2/4/2010	3,600,000
7,300,000		Minnesota State Office of Higher Education, (2008 Series B), Weekly VRDNs (U.S. Bank, N.A. LOC), 0.240%, 2/4/2010	7,300,000
15,000,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2009), 2.00% TANs (GTD by Minnesota State), 9/10/2010	15,133,562
590,000		New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A. LOC), 0.600%, 2/4/2010	590,000
1,965,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.350%, 2/5/2010	1,965,000
4,510,000		Perham, MN ISD No. 549, (Series A), 1.50% TANs (GTD by Minnesota State), 9/9/2010	4,534,302
335,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.580%, 2/4/2010	335,000
4,965,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.300%, 2/4/2010	4,965,000
3,180,000		Red Wing, MN Port Authority, (Series 2006), Weekly VRDNs (Food Service Specialties)/(U.S. Bank, N.A. LOC), 0.430%, 2/4/2010	3,180,000
10,000,000		Rochester, MN Health Care Facility Authority, (Series 2000A), 0.28% CP (Mayo Clinic), Mandatory Tender 6/8/2010	10,000,000
        1

Principal Amount		Value
$3,500,000	Rochester, MN MFH, (Series 2003A), Weekly VRDNs (Eastridge Estates)/(FNMA LOC), 0.240%, 2/4/2010	3,500,000
1,080,000	Rockford, MN, (Series 1999), Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 2/4/2010	1,080,000
2,940,000	Sartell, MN, 1.25% Bonds, 2/1/2010	2,940,000
800,000	Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	800,000
7,100,000	Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	7,100,000
3,395,000	Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/4/2010	3,395,000
1,690,000	St. Joseph, MN, (Series 2002: Vicwest Project), Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC), 0.450%, 2/2/2010	1,690,000
6,260,000	St. Louis Park, MN, (Series 2002A), Weekly VRDNs (West Suburban Partners VII LP)/(Bank of America N.A. LOC), 0.350%, 2/5/2010	6,260,000
1,425,000	St. Michael, MN, (Series 1999), Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 2/4/2010	1,425,000
5,000,000	St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A), Weekly VRDNs (St. Paul Leased Housing Associates I)/(Bank of America N.A. LOC), 0.300%, 2/5/2010	5,000,000
1,000,000	St. Paul, MN Port Authority, (2009-12 Series EE), Weekly VRDNs (District Cooling St. Paul)/(Deutsche Bank AG LOC), 0.290%, 2/4/2010	1,000,000
3,000,000	St. Paul, MN Port Authority, (2009-9 Series BB), Weekly VRDNs (District Cooling St. Paul)/(Deutsche Bank AG LOC), 0.200%, 2/4/2010	3,000,000
1,200,000	St. Paul, MN Port Authority, (Series 1991), Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A. LOC), 0.360%, 2/3/2010	1,200,000
1,200,000	St. Paul, MN Port Authority, (Series 1998A), Weekly VRDNs (Bix Fruit Co.)/(U.S. Bank, N.A. LOC), 0.750%, 2/4/2010	1,200,000
2,500,000	St. Paul, MN Port Authority, Variable Rate Demand IDRBs (Series 1998A), Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 0.500%, 2/4/2010	2,500,000
3,800,000	Stevens County, MN, (Series 2006), Weekly VRDNs (Darnen Dairy, LLP)/(Wells Fargo Bank, N.A. LOC), 0.450%, 2/4/2010	3,800,000
885,000	Stillwater, MN ISD No. 834, (Series A), 1.50% TRANs (GTD by Minnesota State), 2/1/2010	885,000
1,610,000	Waite Park, MN, (Series 2000), Weekly VRDNs (Ben's Tool & Ironworks)/(Wells Fargo Bank, N.A. LOC), 0.430%, 2/4/2010	1,610,000
3,335,000	Waseca, MN ISD No. 829, (Series A), 1.50% TANs (GTD by Minnesota State), 9/9/2010	3,351,965
1,535,000	White Bear Lake, MN, (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.350%, 2/5/2010	1,535,000
475,000	Woodbury, MN, (Series A), 2.00% Bonds, 2/1/2010	475,000
	TOTAL MUNICIPAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	245,523,887
	OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	408,747
	TOTAL NET ASSETS — 100%	$245,932,634
Securities that are subject to the federal alternative minimum tax (AMT) represent 55.1% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
98.3%	1.7%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, this restricted security amounted to $4,560,000, which represented 1.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, this liquid restricted security amounted to $4,560,000, which represented 1.9% of total net assets.
        2

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
          Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

        Investment Valuation

        Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
          Level 1 — quoted prices in active markets for identical securities
          Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
          The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
          As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
          The following acronyms are used throughout this portfolio:
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
INV	— Investment Agreement
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts — Liquidity Optional Tender Series
MFH	— Multi-Family Housing
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes

        3

        New Jersey Municipal Cash Trust

        Portfolio of Investments

        January 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 98.7%;1,2
		New Jersey – 95.6%
$4,750,000		Allamuchy Township, NJ, 2.50% BANs, 7/19/2010	4,763,943
3,000,000		Allendale, NJ, 2.00% BANs, 2/26/2010	3,001,011
1,180,000		Alpine Borough, NJ, 2.00% BANs, 2/11/2010	1,180,159
2,898,000		Andover Township, NJ, 2.25% BANs, 6/11/2010	2,904,603
5,030,000		Belmar, NJ, 2.50% BANs, 4/30/2010	5,037,737
2,160,000		Bethlehem Township, NJ, 2.50% BANs, 6/15/2010	2,164,278
3,180,000		Brigantine, NJ, 2.50% BANs, 8/12/2010	3,190,668
1,933,500		Caldwell Borough, NJ, 2.75% BANs, 7/30/2010	1,939,081
13,015,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 2/1/2010	13,015,000
2,064,000		Essex Fells, NJ, 2.25% BANs, 4/9/2010	2,065,860
1,115,000		Fort Lee, NJ, GO Refunding Bonds (Series 2009), 2.25% Bonds (FSA INS), 2/1/2010	1,115,000
1,867,600		Freehold, NJ, 1.50% BANs, 12/22/2010	1,875,806
4,755,000	[3,4]	Garden State Preservation Trust, NJ, SPEARs (DBE-328) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 2/4/2010	4,755,000
2,500,000		Haddonfield, NJ Board of Education, 3.00% BANs, 3/2/2010	2,501,163
5,000,000		Hudson County, NJ Improvement Authority, Local Unit Loan Program — County (GTD by Pooled Notes)/(Series 2010C-1), 1.25% BANs (Hudson County, NJ), 1/19/2011	5,027,270
2,396,300		Kinnelon, NJ, 1.60% BANs, 12/10/2010	2,410,495
2,445,329		Lavallette Borough, NJ, 2.50% BANs, 9/10/2010	2,454,771
1,713,300		Linwood, NJ, 3.00% BANs, 9/16/2010	1,722,158
3,011,150		Little Egg Harbor Township, NJ, 1.50% BANs, 2/11/2011	3,027,531
10,000,000		Lyndhurst Township, NJ, 3.50% BANs, 2/18/2010	10,002,487
5,102,000		Mansfield Township, NJ, 2.50% BANs, 4/14/2010	5,109,419
4,400,000		Middle Township, NJ, 2.00% BANs, 7/13/2010	4,413,492
4,500,000		Middlesex, NJ, 2.25% BANs, 4/1/2010	4,503,569
1,664,000		Millstone Township, NJ, 3.00% BANs, 3/4/2010	1,664,828
3,225,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.450%, 2/4/2010	3,225,000
12,675,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank LOC), 1.900%, 2/4/2010	12,675,000
270,000		New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/(BNP Paribas SA LOC), 0.450%, 2/4/2010	270,000
2,600,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty Partners)/(Wachovia Bank N.A. LOC), 0.230%, 2/3/2010	2,600,000
13,600,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/3/2010	13,600,000
2,950,000		New Jersey EDA, (Series 1999) Daily VRDNs (VOADV Property, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.250%, 2/5/2010	2,950,000
5,475,000		New Jersey EDA, (Series 2000) Daily VRDNs (Rose Hill Associates LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.350%, 2/5/2010	5,475,000
6,465,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.250%, 2/3/2010	6,465,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC), 0.400%, 2/5/2010	1,500,000
2,290,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC), 0.400%, 2/4/2010	2,290,000
8,000,000		New Jersey EDA, (Series 2008) Weekly VRDNs (Princeton Montessori Society)/(Banco Santander, S.A. LOC), 0.200%, 2/4/2010	8,000,000
4,210,000		New Jersey EDA, Courthouse Convalescent and Rehabilitation Center and Eastern Shore Nursing and Rehabilitation (Series 2008B) Weekly VRDNs (Cascade Corp.)/(Bank of America N.A. LOC), 0.180%, 2/3/2010	4,210,000
5,275,000		New Jersey EDA, Courthouse Convalescent and Rehabilitation Center and Eastern Shore Nursing and Rehabilitation Center (Series 2008A) Weekly VRDNs (Cascade Corp.)/(Bank of America N.A. LOC), 0.180%, 2/3/2010	5,275,000
4,105,000	[3,4]	New Jersey EDA, ROCs (Series 309) Weekly VRDNs (NJ Dedicated Cigarette Excise Tax)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.250%, 2/4/2010	4,105,000
11,550,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2008V-5) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.160%, 2/3/2010	11,550,000
        1

Principal Amount			Value
$2,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2009V-4) Weekly VRDNs (Bank of America N.A. LOC), 0.220%, 2/3/2010	2,000,000
20,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series V-2) Weekly VRDNs (Dexia Credit Local LOC), 0.250%, 2/3/2010	20,000,000
6,810,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Stamato Realty LLC)/(Comerica Bank LOC), 0.800%, 2/4/2010	6,810,000
3,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.200%, 2/3/2010	3,000,000
7,485,000		New Jersey Health Care Facilities Financing Authority, (Series 2009) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.190%, 2/4/2010	7,485,000
5,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2009C) Daily VRDNs (Virtua Health)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/1/2010	5,000,000
6,225,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.240%, 2/4/2010	6,225,000
15,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.250%, 2/4/2010	15,000,000
13,995,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.250%, 2/4/2010	13,995,000
4,445,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, (PT-4660) Weekly VRDNs (Bank of America N.A. LIQ), 0.300%, 2/4/2010	4,445,000
8,895,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, (PT-4661) Weekly VRDNs (Bank of America N.A. LIQ), 0.200%, 2/4/2010	8,895,000
32,145,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (RR II R-12294) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 0.250%, 2/4/2010	32,145,000
45,065,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 2/4/2010	45,065,000
20,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.200%, 2/4/2010	20,000,000
2,000,000		New Jersey Turnpike Authority, (Series 2003C-3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.250%, 2/3/2010	2,000,000
3,100,000		Ocean City, NJ, 2.00% BANs, 6/29/2010	3,109,302
1,785,900		Paramus, NJ, 2.25% BANs, 2/26/2010	1,786,501
5,840,000	[3,4]	Port Authority of New York and New Jersey, (PT-3560) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.550%, 2/4/2010	5,840,000
5,542,000		Rochelle Park Township, NJ, 1.75% BANs, 6/25/2010	5,558,224
5,000,000		South Plainfield, NJ, 2.00% BANs, 7/1/2010	5,015,206
6,765,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B), 0.50% TOBs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), Optional Tender 4/8/2010	6,765,000
2,433,457		Union Township, NJ, 2.25% BANs, 6/9/2010	2,437,650
3,661,000		Ventnor, NJ, (Series 2009A), 2.25% BANs, 7/21/2010	3,671,054
6,437,398		Vernon Township, NJ, 2.00% BANs, 1/7/2011	6,508,756
		TOTAL	406,792,022
		New York – 3.1%
2,640,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-6) Weekly VRDNs, 0.260%, 2/4/2010	2,640,000
1,020,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-7) Weekly VRDNs, 0.340%, 2/4/2010	1,020,000
4,145,000	[3,4]	Port Authority of New York and New Jersey, PUTTERs (Series 2912Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.330%, 2/4/2010	4,145,000
5,600,000	[3,4]	Port Authority of New York and New Jersey, ROCs (Series 11743) Weekly VRDNs (Citibank NA, New York LIQ), 0.260%, 2/4/2010	5,600,000
		TOTAL	13,405,000
		TOTAL MUNICIPAL INVESTMENTS — 98.7% (AT AMORTIZED COST)[5]	420,197,022
		OTHER ASSETS AND LIABILITIES - NET — 1.3%[6]	5,336,307
		TOTAL NET ASSETS — 100%	$425,533,329
Securities that are subject to the federal alternative minimum tax (AMT) represent 19.7% of the portfolio as calculated based upon total market value.
        2

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $170,755,000, which represented 40.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $170,755,000, which represented 40.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
          Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

        Investment Valuation

        Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
          Level 1 — quoted prices in active markets for identical securities
          Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
          The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
          As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
          The following acronyms are used throughout this portfolio:
BANs	— Bond Anticipation Notes
EDA	— Economic Development Authority
FSA	— Financial Security Assurance
GO	— General Obligation
GTD	— Guaranteed
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

        3

        New York Municipal Cash Trust

        Portfolio of Investments

        January 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.1%;1,2
		New York – 98.8%
$6,260,000		Albany, NY IDA, (Series 2001A) Weekly VRDNs (Daughters of Sarah Housing Company, Inc.)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	6,260,000
1,000,000		Albany, NY IDA, (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs (Albany Local Development Corp.)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	1,000,000
2,500,000		Amsterdam, NY Enlarged City School District, 2.25% BANs, 6/25/2010	2,505,040
4,750,000		Binghamton, NY City School District, 1.00% TANs, 6/30/2010	4,756,798
4,110,000		Broome County, NY IDA, (Series 2008B) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/4/2010	4,110,000
7,100,000		Broome County, NY IDA, (Series 2008C) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/4/2010	7,100,000
22,315,000		Broome County, NY, 2.25% BANs, 4/16/2010	22,343,909
6,084,214		Burnt Hills-Ballston Lake, NY CSD, (Series 2009A), 2.00% BANs, 7/2/2010	6,105,357
3,500,000		Burnt Hills-Ballston Lake, NY CSD, (Series 2009A), 2.00% TANs, 7/2/2010	3,510,715
6,000,000		Cairo-Durham, NY CSD, 2.50% BANs, 6/24/2010	6,012,670
8,965,718		Cassadaga Valley, NY CSD, 2.25% BANs, 6/15/2010	8,990,009
17,400,000		Cattaraugus-Little Valley, NY CSD, (Series 2009A), 2.25% BANs, 6/17/2010	17,431,833
8,545,000		Cheektowaga, NY CSD, 1.50% BANs, 12/22/2010	8,607,502
35,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/(Series 2009-35) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.200%, 2/4/2010	35,125,000
30,945,000	[3,4]	Clipper Tax-Exempt Trust (New York Non-AMT)/(Series 2009-71) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.230%, 2/4/2010	30,945,000
7,060,000		Dutchess County, NY IDA, (Series 2005) Weekly VRDNs (Lutheran Center at Poughkeepsie, Inc.)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	7,060,000
11,398,704		East Bloomfield, NY CSD, 2.00% BANs, 6/25/2010	11,434,231
7,541,500		East Greenbush, NY CSD, 1.50% BANs, 3/19/2010	7,545,729
8,600,000		East Ramapo, NY CSD, 1.75% BANs, 6/18/2010	8,619,142
5,000,000		East Ramapo, NY CSD, 2.00% RANs, 6/18/2010	5,014,826
10,624,897		Eldred, NY CSD, 1.75% BANs, 6/30/2010	10,624,897
20,000,000		Elmira, NY City School District, (Series 2009C), 3.00% BANs, 2/17/2010	20,004,273
7,917,000		Elmira, NY City School District, (Series 2009F), 1.75% BANs, 10/20/2010	7,950,571
19,500,000		Erie County, NY Fiscal Stability Authority, (Series 2009A), 2.00% BANs, 5/19/2010	19,562,308
5,000,000	[3,4]	Erie County, NY IDA, PUTTERs (Series 2090) Weekly VRDNs (Buffalo, NY City School District)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 2/4/2010	5,000,000
3,700,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 0.490%, 2/4/2010	3,700,000
8,874,000		Fayetteville-Manlius, NY CSD, 1.75% BANs, 4/23/2010	8,885,671
8,850,000		Gates Chili, NY CSD, 1.50% BANs, 6/25/2010	8,868,994
4,090,000		Herkimer County, NY CSD, 2.25% BANs, 6/30/2010	4,102,322
6,500,000		Lackawanna, NY City School District, 2.25% BANs, 6/15/2010	6,517,611
40,250,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wuerttemberg) LOCs), 0.280%, 2/3/2010	40,250,000
31,470,000		Long Island Power Authority, NY, (Series 2003F) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.210%, 2/3/2010	31,470,000
7,775,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 2/4/2010	7,775,000
6,000,000		Marcellus, NY CSD, 2.50% BANs, 7/30/2010	6,018,773
10,000,000		Metropolitan Transportation Authority, NY, (Series 2005D-2) Daily VRDNs (Landesbank Hessen-Thueringen LOC), 0.200%, 2/1/2010	10,000,000
6,770,000		Middletown, NY, 1.75% BANs, 4/9/2010	6,776,748
4,820,000		Mohawk, NY CSD, 2.50% BANs, 6/30/2010	4,834,501
        1

Principal Amount			Value
$1,550,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 2/4/2010	1,550,000
4,475,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/4/2010	4,475,000
30,600,000		New York City Housing Development Corp., (Series 2006A: 2 Gold Street) Weekly VRDNs (2 Gold LLC)/(FNMA LOC), 0.200%, 2/3/2010	30,600,000
16,490,000		New York City Trust For Cultural Resources, (Series 2009A) Weekly VRDNs (New York Botanical Garden)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 2/4/2010	16,490,000
22,350,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/4/2010	22,350,000
1,075,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 2/4/2010	1,075,000
5,545,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wachovia Bank N.A. LOC), 0.200%, 2/4/2010	5,545,000
4,925,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.200%, 2/4/2010	4,925,000
6,380,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(HSBC Bank USA LOC), 0.270%, 2/4/2010	6,380,000
1,770,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 2/4/2010	1,770,000
12,200,000		New York City, NY IDA, (Series 2006B-2) Weekly VRDNs (New York Law School)/(RBS Citizens Bank N.A. LOC), 0.450%, 2/4/2010	12,200,000
5,000,000		New York City, NY IDA, (Series 2007) Weekly VRDNs (Congregation Lev Bais Yaakov)/(Key Bank, N.A. LOC), 0.300%, 2/4/2010	5,000,000
178,540,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004A) Weekly VRDNs (One Bryant Park LLC)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.190%, 2/3/2010	178,540,000
25,160,000	[3,4]	New York City, NY Municipal Water Finance Authority, Solar Eclipse (Series 2006-045) Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 0.170%, 2/4/2010	25,160,000
20,000,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second Generation Resolution Revenue Bonds (Series 2009BB-2) Daily VRDNs (Landesbank Hessen-Thueringen LIQ), 0.190%, 2/1/2010	20,000,000
17,300,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/3/2010	17,300,000
15,000,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.210%, 2/3/2010	15,000,000
61,300,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wuerttemberg) LIQ), 0.180%, 2/3/2010	61,300,000
39,295,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-A) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.200%, 2/3/2010	39,295,000
14,360,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-B) Weekly VRDNs (Societe Generale, Paris LIQ), 0.190%, 2/3/2010	14,360,000
32,100,000		New York City, NY, (1994 Series A-4) Daily VRDNs (GTD by Bayerische Landesbank LOC), 0.210%, 2/1/2010	32,100,000
13,400,000		New York City, NY, (1995 Series F-5) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.200%, 2/3/2010	13,400,000
33,000,000		New York City, NY, (Fiscal 1994 Series H-4) Weekly VRDNs (KBC Bank N.V. LIQ), 0.190%, 2/3/2010	33,000,000
43,800,000		New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.200%, 2/3/2010	43,800,000
32,000,000		New York City, NY, (Fiscal 2002 Series A-7) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.230%, 2/1/2010	32,000,000
28,420,000		New York City, NY, (Fiscal 2002 Series A-8) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.190%, 2/3/2010	28,420,000
11,000,000		New York City, NY, (Series 1996J-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/3/2010	11,000,000
27,740,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 0.210%, 2/4/2010	27,740,000
26,770,000	[3,4]	New York Convention Center Development Corp., Floater Certificates (Series 2008-2364) Weekly VRDNs (GTD by Morgan Stanley)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 0.200%, 2/4/2010	26,770,000
8,100,000		New York State Dormitory Authority, (Series 2005A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.160%, 2/4/2010	8,100,000
5,350,000		New York State Dormitory Authority, (Series 2008) Weekly VRDNs (D'Youville College)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	5,350,000
10,780,000	[3,4]	New York State Dormitory Authority, ROCs (Series 11627) Weekly VRDNs (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.250%, 2/4/2010	10,780,000
38,100,000		New York State HFA, 505 West 37th Street Housing (Series 2009B) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.200%, 2/3/2010	38,100,000
38,400,000		New York State HFA, Related 42nd & 10th (Series A) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.230%, 2/3/2010	38,400,000
        2

Principal Amount			Value
$20,000,000		New York State Local Government Assistance Corp., (Series 1995C) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LOC), 0.160%, 2/3/2010	20,000,000
7,425,000	[3,4]	New York State Power Authority, ROCs (Series 12270) Weekly VRDNs (Citibank NA, New York LIQ), 0.210%, 2/4/2010	7,425,000
10,000,000	[3,4]	New York State Thruway Authority, Floater Certificates (Series 2008-3134X) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 0.200%, 2/4/2010	10,000,000
6,600,000		Newburgh, NY IDA, (Series 2005A) Weekly VRDNs (Community Development Properties, Dubois Street II, Inc.)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	6,600,000
15,945,000		Oneida County, NY Industrial Development Agency Revenue, (Series 2007A) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	15,945,000
12,385,000		Oneida County, NY Industrial Development Agency Revenue, (Series 2007B) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	12,385,000
5,200,000		Onondaga County, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Key Bank, N.A. LOC), 0.340%, 2/3/2010	5,200,000
4,275,000		Onondaga County, NY IDA, (Series 2005) Weekly VRDNs (Jewish Home of Central New York Residential Living, Inc.)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	4,275,000
1,725,000		Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.), 1.625%, 12/1/2010	1,725,000
5,710,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 0.450%, 2/3/2010	5,710,000
5,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/4/2010	5,000,000
29,000,000		Oswego, NY City School District, 2.50% BANs, 8/13/2010	29,151,042
6,875,000		Otsego County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Mary Imogene Bassett Hospital)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	6,875,000
6,500,000		Plainedge, NY Union Free School District, 2.00% TANs, 6/30/2010	6,522,343
4,575,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 0.260%, 2/4/2010	4,575,000
12,955,000	[3,4]	Port Authority of New York and New Jersey, Solar Eclipse (Series 2006-0116) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.170%, 2/4/2010	12,955,000
4,395,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/4/2010	4,395,000
12,787,217		Rome, NY, 2.75% BANs, 8/6/2010	12,819,016
8,427,284		Salina, NY, 1.75% BANs, 6/24/2010	8,440,293
7,690,000		Saratoga County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Saratoga Hospital Obligated Group)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	7,690,000
6,315,700		Schenectady, NY City School District, (Series 2009B), 1.75% BANs, 7/9/2010	6,327,839
17,000,000		South Country, NY CSD, 2.00% TANs, 6/30/2010	17,044,574
3,555,000		St. Lawrence County, NY IDA, (Series 2006) Weekly VRDNs (Claxton-Hepburn Medical Center)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	3,555,000
13,695,000		Sullivan County, NY, 1.50% BANs, 5/14/2010	13,715,819
8,000,000		Sullivan County, NY, 1.75% TANs, 5/14/2010	8,013,257
7,200,000		Syracuse, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Key Bank, N.A. LOC), 0.340%, 2/3/2010	7,200,000
6,270,000		Syracuse, NY IDA, (Series 2008) Weekly VRDNs (MESA of NY, Inc.)/(Key Bank, N.A. LOC), 0.490%, 2/4/2010	6,270,000
17,423,175		Ticonderoga, NY CSD, (Series 2009A), 2.25% BANs, 7/1/2010	17,465,420
6,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Weekly VRDNs (ABN AMRO Bank NV, Amsterdam LIQ), 0.200%, 2/4/2010	6,000,000
23,100,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/3/2010	23,100,000
41,740,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 0.190%, 2/3/2010	41,740,000
3,765,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/4/2010	3,765,000
9,005,988		Windsor, NY CSD, 2.25% BANs, 6/16/2010	9,022,343
5,490,000		Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	5,490,000
1,780,000		Yates County, NY IDA, (Series 2007A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	1,780,000
		TOTAL	1,597,271,376
        3

Principal Amount			Value
		Puerto Rico – 0.3%
$5,000,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 2/4/2010	5,000,000
		TOTAL MUNICIPAL INVESTMENTS — 99.1% (AT AMORTIZED COST)[5]	1,602,271,376
		OTHER ASSETS AND LIABILITIES - NET — 0.9%[6]	14,775,537
		TOTAL NET ASSETS — 100%	$1,617,046,913
          At January 31, 2010, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
98.9%	1.1%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $196,900,000, which represented 12.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $196,900,000, which represented 12.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
          Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

        Investment Valuation

        Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
          Level 1 — quoted prices in active markets for identical securities
          Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
          The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
          As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
        4

            The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CSD	— Central School District
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
VRDNs	— Variable Rate Demand Notes
          5

          North Carolina Municipal Cash Trust

          Portfolio of Investments

          January 31, 2010 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 99.8%;1,2
	North Carolina – 97.5%
$1,730,000	Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	1,730,000
2,400,000	Beaufort County, NC Industrial Facilities & PCFA Weekly VRDNs (Carver Machine)/(Wachovia Bank N.A. LOC), 0.430%, 2/4/2010	2,400,000
400,000	Buncombe County, NC Metropolitan Sewer District, 2.00% Bonds, 7/1/2010	402,497
2,680,000	Buncombe County, NC Metropolitan Sewer District, 2.00% Bonds, 7/1/2010	2,696,727
6,600,000	Cabarrus County, NC Industrial Facilities & PCFA, (Series 1996) Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	6,600,000
2,590,000	Carrboro, NC, 1.00% BANs, 2/17/2010	2,590,224
1,080,000	Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 2/4/2010	1,080,000
3,300,000	Catawba County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	3,300,000
7,386,000	Charlotte, NC, 0.47% CP (Bank of America N.A. LIQ), Mandatory Tender 7/9/2010	7,386,000
2,800,000	Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 0.230%, 2/4/2010	2,800,000
2,900,000	Chatham, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Townsends, Inc.)/(Wilmington Trust Co. LOC), 1.430%, 2/4/2010	2,900,000
200,000	Craven County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Wheatstone Corp.)/(Branch Banking & Trust Co. LOC), 0.550%, 2/4/2010	200,000
100,000	Davie County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Amarr Co.)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	100,000
11,400,000	Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.250%, 2/4/2010	11,400,000
1,855,000	Forsyth County, NC Industrial Facilities & PCFA Weekly VRDNs (Plymouth Printing)/(Wachovia Bank N.A. LOC), 0.430%, 2/4/2010	1,855,000
1,290,000	Gaston County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC), 0.380%, 2/4/2010	1,290,000
2,080,000	Guilford County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	2,080,000
2,850,000	Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank, N.A. LOC), 0.430%, 2/4/2010	2,850,000
18,800,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.450%, 2/3/2010	18,800,000
4,000,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.350%, 2/3/2010	4,000,000
1,000,000	Hoke County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Triangle Building Supply, Inc.)/(U.S. Bank, N.A. LOC), 0.550%, 2/4/2010	1,000,000
4,000,000	Johnson County, NC Industrial Facilities & PCFA, (Series 2000) Weekly VRDNs (Flanders Corp.)/(Bank of America N.A. LOC), 0.300%, 2/3/2010	4,000,000
3,790,000	Johnson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 0.430%, 2/5/2010	3,790,000
5,986,000	Martin County, NC Water & Sewer District No. 2, 2.00% BANs, 4/28/2010	6,006,533
3,095,000	McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	3,095,000
10,000,000	Mecklenburg County, NC, 7 Month Windows (Series 2009D) 6-Month VRDNs, 0.300%, 2/4/2010	10,000,000
4,430,000	Mecklenburg County, NC, COP (Series 2009A), 4.00% Bonds, 2/1/2010	4,430,000
4,935,000	New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.220%, 2/3/2010	4,935,000
4,215,000	New Hanover County, NC, (Seris 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.200%, 2/3/2010	4,215,000
3,440,000	North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	3,440,000
2,200,000	North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	2,200,000
          1

Principal Amount			Value
$5,370,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC), 0.380%, 2/4/2010	5,370,000
2,300,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 0.240%, 2/3/2010	2,300,000
1,845,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	1,845,000
2,095,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	2,095,000
3,875,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	3,875,000
2,100,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	2,100,000
2,900,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	2,900,000
6,675,000		North Carolina Capital Facilities Finance Agency, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.250%, 2/4/2010	6,675,000
1,480,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.200%, 2/4/2010	1,480,000
5,600,000	[3,4]	North Carolina Capital Facilities Finance Agency, PUTTERs (Series 3248) Daily VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/1/2010	5,600,000
8,300,000	[3,4]	North Carolina Capital Facilities Finance Agency, ROCs (RR II R-12282) Weekly VRDNs (Duke University)/(Citibank NA, New York LIQ), 0.190%, 2/4/2010	8,300,000
3,780,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Bank (USA) LOC), 0.390%, 2/4/2010	3,780,000
1,800,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessory School)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	1,800,000
8,640,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.280%, 2/3/2010	8,640,000
5,545,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank N.A. LOC), 0.250%, 2/4/2010	5,545,000
7,710,000		North Carolina Medical Care Commission, (Series 2006) Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Bank (USA) LOC), 0.400%, 2/4/2010	7,710,000
1,730,000		North Carolina Medical Care Commission, (Series 2008A-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.210%, 2/3/2010	1,730,000
2,095,000		North Carolina Medical Care Commission, (Series 2008B-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.180%, 2/3/2010	2,095,000
3,000,000		North Carolina Medical Care Commission, (Series 2008C) Weekly VRDNs (Wake Forest University Health Sciences)/(Bank of America N.A. LOC), 0.210%, 2/4/2010	3,000,000
3,900,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (North Carolina Baptist)/(RBC Bank (USA) LIQ), 0.200%, 2/4/2010	3,900,000
1,400,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (WakeMed Corp.)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	1,400,000
1,800,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1997) Weekly VRDNs (Pungo District Hospital Corp.)/(RBC Bank (USA) LOC), 1.280%, 2/4/2010	1,800,000
10,315,000		North Carolina State, (Series 2002E) Weekly VRDNs (GTD by Bayerische Landesbank LIQ), 0.170%, 2/3/2010	10,315,000
3,455,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.210%, 2/4/2010	3,455,000
3,845,000		Piedmont Triad Airport Authority, NC, (Series B) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.300%, 2/4/2010	3,845,000
2,455,000		Raleigh & Durham, NC Airport Authority, (Series 2008A) Weekly VRDNs (Bank of America N.A. LIQ), 0.250%, 2/4/2010	2,455,000
10,900,000		Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (FHLB of Atlanta LOC), 0.170%, 2/4/2010	10,900,000
4,625,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (RBC Bank (USA) LIQ), 0.230%, 2/3/2010	4,625,000
7,210,000		Raleigh, NC, (Series 2009), 0.300%, 2/4/2010	7,210,000
5,065,000		Richmond County, NC Industrial Facilities & Pollution Control, (Series 2005) Weekly VRDNs (Ritz-Craft Corp.)/(PNC Bank, N.A. LOC), 0.270%, 2/5/2010	5,065,000
880,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.250%, 2/4/2010	880,000
5,000,000		Trinity, NC, 1.00% BANs, 2/24/2010	5,000,465
10,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.280%, 2/4/2010	10,000,000
          2

Principal Amount			Value
$3,430,000		Union County, NC, GO Refunding Bonds (Series 2009B), 2.50% Bonds, 3/1/2010	3,434,708
3,090,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 11292) Weekly VRDNs (Citibank NA, New York LIQ), 0.190%, 2/4/2010	3,090,000
10,000,000	[3,4]	University of North Carolina at Chapel Hill, ROCs Series 12234 Weekly VRDNs (Citibank NA, New York LIQ), 0.190%, 2/4/2010	10,000,000
11,530,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	11,530,000
270,000		Washington County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mackeys Ferry Sawmill, Inc.)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	270,000
1,000,000		Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/4/2010	1,000,000
		TOTAL	300,587,154
		Puerto Rico – 2.3%
7,030,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 2/4/2010	7,030,000
		TOTAL MUNICIPAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	307,617,154
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	524,184
		TOTAL NET ASSETS — 100%	$308,141,338
            Securities that are subject to the federal alternative minimum tax (AMT) represent 34.5% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
99.0%	1.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $42,660,000, which represented 13.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $42,660,000, which represented 13.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
            Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

          Investment Valuation

          Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
            Level 1 — quoted prices in active markets for identical securities
            Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
          3

            The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
            As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
            The following acronyms are used throughout this portfolio:
BANs	— Bond Anticipation Notes
COP	— Certificate of Participation
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
FSA	— Financial Security Assurance
GO	— General Obligation
GTD	— Guaranteed
HFA	— Housing Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
PCFA	— Pollution Control Finance Authority
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
VRDNs	— Variable Rate Demand Notes
          4

          Ohio Municipal Cash Trust

          Portfolio of Investments

          January 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.3%;1,2
		Ohio – 100.3%
$1,175,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.280%, 2/4/2010	1,175,000
4,900,000		Allen County, OH, (Series 1998) Weekly VRDNs (YMCA of Lima, Ohio)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	4,900,000
3,850,000		Ashland, OH, 1.75% BANs, 10/7/2010	3,869,411
4,000,000		Ashtabula County, OH, 1.75% BANs, 5/28/2010	4,004,386
7,005,000		Bellevue City School District, OH, (Series 2009), 1.45% BANs, 6/2/2010	7,023,538
6,000,000		Butler County, OH, 1.25% BANs, 8/5/2010	6,016,589
1,840,000		Celina, OH, 1.50% BANs, 11/3/2010	1,844,101
2,200,000		Chillicothe, OH, 1.25% BANs, 12/21/2010	2,211,993
1,070,000		Cleveland, OH Airport System, (Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.220%, 2/4/2010	1,070,000
1,825,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	1,825,000
5,000,000		Cleveland, OH Waterworks, (Series Q) Weekly VRDNs (Bank of America N.A. LOC), 0.190%, 2/4/2010	5,000,000
8,500,000		Cleveland, OH, (Series 2009D) Weekly VRDNs (Cleveland, OH Airport System)/(KBC Bank N.V. LOC), 0.300%, 2/4/2010	8,500,000
9,175,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square Foundation)/(U.S. Bank, N.A. LOC), 0.190%, 2/4/2010	9,175,000
2,750,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2008) Weekly VRDNs (Euclid Avenue Housing Corp.)/(U.S. Bank, N.A. LOC), 0.190%, 2/4/2010	2,750,000
10,960,000		Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (Carnegie/89th Garage and Service Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/4/2010	10,960,000
1,530,000		Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC), 0.690%, 2/4/2010	1,530,000
21,783,085	[3,4]	Columbus, OH Regional Airport Authority, Red Stone (Series 2009A) Weekly VRDNs (Midwest Real Estate Services LLC)/(Wachovia Bank N.A. LIQ)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	21,783,085
2,145,000		Cuyahoga County, OH Health Care Facilities, (Series 2006) Weekly VRDNs (Visiting Nurse Association Healthcare Partners of Ohio)/(National City Bank LOC), 0.190%, 2/4/2010	2,145,000
2,905,000		Cuyahoga County, OH, (Series 2003) Weekly VRDNs (Magnificat High School)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 2/4/2010	2,905,000
3,280,000		Cuyahoga County, OH, (Series 2008) Weekly VRDNs (Cleveland Hearing and Speech Center)/(Key Bank, N.A. LOC), 0.450%, 2/4/2010	3,280,000
7,000,000		Cuyahoga County, OH, (Series 2009A) Weekly VRDNs (Euclid Avenue Housing Corp.)/(PNC Bank, N.A. LOC), 0.160%, 2/4/2010	7,000,000
4,800,000		Defiance, OH, 2.00% BANs, 10/6/2010	4,832,157
8,300,000		Evendale, OH, SHV Real Estate Weekly VRDNs (Nucor Corp.), 0.250%, 2/3/2010	8,300,000
1,395,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.220%, 2/4/2010	1,395,000
31,800,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.160%, 2/4/2010	31,800,000
11,495,000		Franklin County, OH Hospital Facility Authority, (Series 2008E) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	11,495,000
15,000,000		Franklin County, OH Hospital Facility Authority, (Series F) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.160%, 2/4/2010	15,000,000
2,355,000		Franklin County, OH Hospital Facility Authority, (Series G) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	2,355,000
1,150,000		Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 0.550%, 2/1/2010	1,150,000
12,825,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/4/2010	12,825,000
5,280,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 0.200%, 2/4/2010	5,280,000
2,615,000		Hamilton County, OH, (Series 2000A) Weekly VRDNs (Deaconess Long Term Care, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/3/2010	2,615,000
2,070,000		Hamilton County, OH, (Series 2001A) Weekly VRDNs (MLB Hilltop Health Facilities, Inc.)/(Bank of America N.A. LOC), 0.190%, 2/4/2010	2,070,000
6,625,000		Hamilton County, OH, (Series 2003) Weekly VRDNs (St. Xavier High School, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	6,625,000
          1

Principal Amount		Value
$1,860,000	Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York LOC), 0.180%, 2/4/2010	1,860,000
390,000	Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 0.350%, 2/4/2010	390,000
1,850,000	Huber Heights, OH, 2.50% BANs, 11/1/2010	1,870,549
470,000	Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 0.550%, 2/3/2010	470,000
2,400,000	Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 1.150%, 2/4/2010	2,400,000
4,771,000	Lakewood, OH, 3.00% BANs, 4/15/2010	4,783,672
8,400,000	Lima, OH City Sewer District, (Series B), 3.125% BANs, 7/29/2010	8,414,911
5,000,000	Lima, OH, 2.375% BANs, 5/27/2010	5,005,782
5,695,000	Lorain County, OH EDA Weekly VRDNs (Lake Ridge Academy)/(National City Bank LOC), 1.050%, 2/4/2010	5,695,000
2,320,000	Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.190%, 2/4/2010	2,320,000
8,305,000	Lorain County, OH Port Authority, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.380%, 2/4/2010	8,305,000
815,000	Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 1.150%, 2/4/2010	815,000
5,870,000	Louisville, OH Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 1.050%, 2/4/2010	5,870,000
1,535,000	Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/4/2010	1,535,000
3,115,000	Macedonia, OH, 1.50% BANs, 10/19/2010	3,123,811
1,975,000	Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.290%, 2/4/2010	1,975,000
4,755,000	Marion, OH, 2.75% BANs, 6/23/2010	4,764,034
3,600,000	Mayfield, OH, 1.50% BANs, 9/2/2010	3,605,182
7,400,000	Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71 Associates Ltd.)/(HSBC Bank USA LOC), 0.400%, 2/3/2010	7,400,000
6,250,000	Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 0.640%, 2/4/2010	6,250,000
555,000	Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day Enterprises)/(Key Bank, N.A. LOC), 0.690%, 2/3/2010	555,000
2,335,000	Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A. LOC), 1.220%, 2/4/2010	2,335,000
2,500,000	Mercer County, OH, 2.75% BANs, 3/9/2010	2,501,204
3,250,000	Monroe, OH, 2.00% BANs, 8/19/2010	3,258,724
3,500,000	Monroe, OH, 2.75% BANs, 3/11/2010	3,501,779
4,300,000	Montgomery County, OH, (Series 1996) Weekly VRDNs (The Dayton Art Institute)/(U.S. Bank, N.A. LOC), 0.190%, 2/3/2010	4,300,000
29,000,000	Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 0.210%, 2/3/2010	29,000,000
14,300,000	Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.230%, 2/1/2010	14,300,000
2,200,000	Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.300%, 2/4/2010	2,200,000
28,830,000	Montgomery County, OH, (Series 2008B), 0.25% CP (Miami Valley Hospital), Mandatory Tender 2/8/2010	28,830,000
15,000,000	Montgomery County, OH, (Series 2008C), 0.30% CP (Miami Valley Hospital), Mandatory Tender 2/16/2010	15,000,000
10,165,000	North Canton, OH, (Series 2007) Weekly VRDNs (St. Luke Lutheran Home)/(FirstMerit Bank, N.A. LOC), 1.050%, 2/4/2010	10,165,000
2,750,000	North Canton, OH, (Series 2007A) Weekly VRDNs (St. Luke Lutheran Home)/(FirstMerit Bank, N.A. LOC), 1.050%, 2/4/2010	2,750,000
1,605,000	North Olmsted, OH, 2.00% BANs, 4/1/2010	1,605,892
5,000,000	North Royalton, OH, 1.70% BANs, 2/24/2010	5,001,554
3,839,000	Oakwood Village, OH, 2.00% BANs, 10/7/2010	3,864,823
1,075,000	Ohio HFA, (Series I) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 0.200%, 2/3/2010	1,075,000
15,000,000	Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Solutions Corp.)/(Key Bank, N.A. LOC), 0.340%, 2/3/2010	15,000,000
1,250,000	Ohio State Air Quality Development Authority, (Series 2009A) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.180%, 2/4/2010	1,250,000
2,500,000	Ohio State Air Quality Development Authority, (Series 2009B) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.200%, 2/3/2010	2,500,000
6,600,000	Ohio State Air Quality Development Authority, (Series 2009C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.210%, 2/4/2010	6,600,000
3,570,000	Ohio State Air Quality Development Authority, (Series 2009D) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.200%, 2/3/2010	3,570,000
          2

Principal Amount		Value
$20,000,000	Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.360%, 2/3/2010	20,000,000
5,650,000	Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 0.200%, 2/3/2010	5,650,000
2,350,000	Ohio State Water Development Authority Pollution Control Facilities, (Series 2006B) Daily VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 0.210%, 2/1/2010	2,350,000
5,000,000	Ohio State, Common Schools General Obligation Bonds (Series 2005A) Weekly VRDNs, 0.200%, 2/3/2010	5,000,000
1,000,000	Ohio State, Solid Waste Revenue Bonds (Series 1998) Daily VRDNs (BP Exploration & Oil, Inc.)/(GTD by BP PLC), 0.190%, 2/1/2010	1,000,000
2,100,000	Oregon City, OH, 1.05% BANs, 9/8/2010	2,105,128
5,000,000	Ottawa & Glandorf, OH LSD, 2.50% BANs, 3/18/2010	5,003,017
2,820,000	Painesville, OH, (Series 2009-2), 2.35% BANs, 8/11/2010	2,832,356
2,307,000	Painesville, OH, 2.05% BANs, 3/15/2010	2,308,174
1,130,000	Parma Heights, OH, 2.25% BANs, 9/8/2010	1,131,659
1,328,000	Paulding County, OH, (Series A), 2.25% BANs, 9/8/2010	1,335,864
494,000	Paulding County, OH, (Series B), 2.25% BANs, 9/8/2010	496,925
13,135,000	Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.230%, 2/4/2010	13,135,000
11,620,000	Port of Greater Cincinnati, OH Development Authority, (Series 2003A) Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, JPMorgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 0.200%, 2/3/2010	11,620,000
4,685,000	Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank LOC), 0.290%, 2/4/2010	4,685,000
235,000	Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs (Foundations Systems and Anchors, Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 2.250%, 2/4/2010	235,000
545,000	Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 0.600%, 2/3/2010	545,000
2,155,000	Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC), 0.750%, 2/4/2010	2,155,000
1,985,000	Summit County, OH IDA, (Series 1998)( Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC), 0.690%, 2/3/2010	1,985,000
2,605,000	Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 1.150%, 2/4/2010	2,605,000
390,000	Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC), 1.150%, 2/4/2010	390,000
1,200,000	Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 1.150%, 2/4/2010	1,200,000
1,400,000	Summit County, OH Port Authority, (Series 2007) Weekly VRDNs (American Original Building Products LLC)/(FirstMerit Bank, N.A. LOC), 1.050%, 2/4/2010	1,400,000
5,655,000	Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.340%, 2/4/2010	5,655,000
2,500,000	Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	2,500,000
2,200,000	Trotwood, OH, 2.25% BANs, 3/18/2010	2,201,354
1,905,000	Trotwood, OH, 3.00% BANs, 3/18/2010	1,906,144
1,635,000	Trumbull County, OH Sewer District, 3.50% BANs, 3/23/2010	1,640,160
540,000	Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995) Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC), 1.500%, 2/4/2010	540,000
920,000	University of Cincinnati, OH, (Series B) Weekly VRDNs (Bayerische Landesbank LOC), 0.520%, 2/4/2010	920,000
5,250,000	University of Cincinnati, OH, (Series D), 1.50% BANs, 12/16/2010	5,294,566
3,487,000	Vermilion, OH, 1.50% BANs, 10/27/2010	3,498,393
1,075,000	Village of South Lebanon, OH, (Series 2003B) Weekly VRDNs (Pedcor Investments-2003-LX LP)/(FHLB of Cincinnati LOC), 0.250%, 2/4/2010	1,075,000
4,000,000	Warren County, OH Health Care Facilities, (Series 2009) Weekly VRDNs (Otterbein Homes)/(U.S. Bank, N.A. LOC), 0.190%, 2/4/2010	4,000,000
2,352,000	Warrensville Heights, OH, 3.00% BANs, 2/3/2010	2,352,126
2,500,000	Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.750%, 2/4/2010	2,500,000
17,500,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.390%, 2/5/2010	17,500,000
          3

Principal Amount		Value
$2,500,000	Williams County, OH, 1.50% BANs, 9/8/2010	2,507,415
	TOTAL MUNICIPAL INVESTMENTS — 100.3% (AT AMORTIZED COST)[5]	593,985,458
	OTHER ASSETS AND LIABILITIES - NET — (0.3)%[6]	(1,735,097)
	TOTAL NET ASSETS — 100%	$592,250,361
Securities that are subject to the federal alternative minimum tax (AMT) represent 13.1% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $21,783,085, which represented 3.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $21,783,085, which represented 3.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
            Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

          Investment Valuation

          Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
            Level 1 — quoted prices in active markets for identical securities
            Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
            The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
            As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
          4

              The following acronyms are used throughout this portfolio:
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LSD	— Local School District
MFH	— Multi-Family Housing
VRDNs	— Variable Rate Demand Notes

            5

            Pennsylvania Municipal Cash Trust

            Portfolio of Investments

            January 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.9%;1,2
		Pennsylvania – 99.9%
$1,605,000		Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.400%, 2/4/2010	1,605,000
1,705,000		Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.400%, 2/5/2010	1,705,000
7,520,000		Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village — Brethren Home Community)/(PNC Bank, N.A. LOC), 0.250%, 2/4/2010	7,520,000
2,470,000		Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.400%, 2/4/2010	2,470,000
710,000		Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.400%, 2/4/2010	710,000
5,715,000		Allegheny County, PA Hospital Development, (Series 2005B) Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.450%, 2/4/2010	5,715,000
14,425,000	[3,4]	Allegheny County, PA Hospital Development, PUTTERs (Series 2327) Weekly VRDNs (UPMC Health System)/(J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/4/2010	14,425,000
7,855,000		Allegheny County, PA IDA, (Series 2005) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.450%, 2/4/2010	7,855,000
4,460,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.450%, 2/4/2010	4,460,000
600,000		Allentown, PA Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC), 0.210%, 2/1/2010	600,000
5,000,000		Beaver County, PA IDA, (Series 2005-B) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 0.270%, 2/3/2010	5,000,000
7,000,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Citibank NA, New York LOC), 0.180%, 2/3/2010	7,000,000
3,700,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.200%, 2/3/2010	3,700,000
110,000		Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/(Wachovia Bank N.A. LOC), 0.380%, 2/3/2010	110,000
1,600,000		Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.400%, 2/3/2010	1,600,000
10,000,000		Berks County, PA Municipal Authority, (Series 2009A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.220%, 2/4/2010	10,000,000
2,600,000		Berks County, PA Municipal Authority, (Series A of 2008) Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Banco Santander, S.A. LOC), 0.180%, 2/4/2010	2,600,000
11,995,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.340%, 2/4/2010	11,995,000
280,000		Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/(Wachovia Bank N.A. LOC), 0.500%, 2/3/2010	280,000
3,200,000		Bucks County, PA IDA, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.250%, 2/3/2010	3,200,000
5,740,000		Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.230%, 2/4/2010	5,740,000
2,500,000		Bucks County, PA IDA, (Series 2007B) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.230%, 2/4/2010	2,500,000
4,515,000		Butler County, PA General Authority, (Series 2008) Weekly VRDNs (Scranton, PA School District)/(FSA INS)/(PNC Bank, N.A. LIQ), 0.200%, 2/4/2010	4,515,000
910,000		Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(Bank of America N.A. LOC), 0.450%, 2/4/2010	910,000
2,445,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Branch Banking & Trust Co. LOC), 0.400%, 2/5/2010	2,445,000
3,000,000		Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.170%, 2/3/2010	3,000,000
2,540,000		Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/(Wilmington Trust Co. LOC), 1.500%, 2/4/2010	2,540,000
1,500,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.210%, 2/4/2010	1,500,000
4,990,000	[3,4]	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.200%, 2/4/2010	4,990,000
905,000		Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/(Wachovia Bank N.A. LOC), 0.430%, 2/4/2010	905,000
6,000,000		Cumberland County, PA Municipal Authority, (Series 1993) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 0.350%, 2/4/2010	6,000,000

Principal Amount			Value
$7,845,000		Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/4/2010	7,845,000
7,010,000		Dallastown Area School District, PA, (Series 2006) Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 0.270%, 2/4/2010	7,010,000
35,000,000		Dallastown Area School District, PA, (Series 2009) VRNs, 2.030%, 4/1/2010	35,062,560
1,600,000		Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.600%, 2/3/2010	1,600,000
1,185,000		Dauphin County, PA IDA, (Series 2000) Weekly VRDNs (Consolidated Scrap Resources, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.400%, 2/5/2010	1,185,000
4,645,000		Dauphin County, PA IDA, EDRBs (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.600%, 2/3/2010	4,645,000
950,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Banknorth N.A. LOC), 0.190%, 2/4/2010	950,000
3,800,000		Delaware County, PA Authority, Hospital Revenue Bonds (Series of 1996) Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC), 0.300%, 2/3/2010	3,800,000
3,450,000		Delaware Valley, PA Regional Finance Authority, (Series 2007B) Weekly VRDNs (Bayerische Landesbank LOC), 0.250%, 2/3/2010	3,450,000
7,545,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 2/4/2010	7,545,000
2,000,000		Erie, PA Water Authority, (Series 2006A), 2.00% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 6/1/2010	2,008,178
7,000,000		Erie, PA Water Authority, (Series 2006B), 2.00% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 6/1/2010	7,028,621
2,225,000		Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's Chocolates)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.400%, 2/4/2010	2,225,000
3,000,000		Governor Mifflin, PA School District, 1.25% BANs, 5/15/2010	3,004,618
6,000,000		Hamburg, PA Area School District VRNs, 2.030%, 2/1/2010	6,014,279
245,000		Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge Corp.)/(Wachovia Bank N.A. LOC), 0.430%, 2/4/2010	245,000
19,990,000		Lackawanna County, PA, (Series A of 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.350%, 2/4/2010	19,990,000
1,000,000		Lancaster County, PA Hospital Authority, (Series of 2008) Daily VRDNs (Lancaster General Hospital)/(Bank of America N.A. LOC), 0.240%, 2/1/2010	1,000,000
280,000		Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 2/1/2010	280,000
1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank LOC), 1.900%, 2/4/2010	1,425,000
6,605,000		Lancaster, PA IDA, (Series of 2007) Weekly VRDNs (Rohrer's Quarry, Inc.)/(Fulton Bank LOC), 1.900%, 2/4/2010	6,605,000
1,985,000		Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	1,985,000
500,000		Lehigh County, PA IDA, (Series 1997) Weekly VRDNs (American Manufacturing Co., Inc.)/(Wachovia Bank N.A. LOC), 0.430%, 2/4/2010	500,000
1,245,000		Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000, Inc.)/(Wachovia Bank N.A. LOC), 0.430%, 2/4/2010	1,245,000
2,000,000		Lock Haven, PA, (Series B of 2009), 1.50% BANs, 12/22/2010	2,014,093
7,005,000	[3,4]	Luzerne County, PA IDA, (PT-4569) Weekly VRDNs (Hilltop-Edwardsville LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.350%, 2/4/2010	7,005,000
5,000,000	[3,4]	Luzerne County, PA IDA, ROCs (Series 11691) Weekly VRDNs (Pennsylvania American Water Co.)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.240%, 2/4/2010	5,000,000
21,660,000		Manheim, PA CSD, GO LT VRNs, 2.030%, 4/1/2010	21,694,394
4,635,000		McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC), 0.550%, 2/4/2010	4,635,000
7,795,000		Mercersburg Borough, PA General Purpose Authority, (Series B of 2000) Weekly VRDNs (Regents of the Mercersburg College)/(SunTrust Bank LOC), 0.250%, 2/3/2010	7,795,000
11,010,000	[3,4]	Montgomery County, PA Higher Education & Health Authority Hospital, Stage Trust (Series 2009-76C), 0.50% TOBs (Abington Memorial Hospital)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/6/2010	11,010,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thueringen LOC), 0.300%, 2/4/2010	16,000,000
480,000		Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.450%, 2/3/2010	480,000
5,000,000		Nazareth Area School District, PA Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.340%, 2/4/2010	5,000,000
11,715,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.340%, 2/4/2010	11,715,000
1,980,000		Northampton County, PA IDA, (Series 2006) Weekly VRDNs (Jacobsburg Realty LLC)/(Fulton Bank LOC), 2.100%, 2/4/2010	1,980,000
300,000		Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(RBS Citizens Bank N.A. LOC), 0.650%, 2/4/2010	300,000
100,000		Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC), 0.440%, 2/4/2010	100,000
1,900,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.430%, 2/3/2010	1,900,000

Principal Amount			Value
$6,200,000		Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(FHLB of Pittsburgh LOC), 0.430%, 2/4/2010	6,200,000
17,480,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, L.P.)/(FHLB of Pittsburgh LOC), 0.430%, 2/4/2010	17,480,000
11,000,000		Pennsylvania EDFA, (Series 2007) Weekly VRDNs (Evergreen Community Power Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 2/5/2010	11,000,000
8,000,000		Pennsylvania EDFA, (Series 2009A), 0.62% CP (PPL Energy Supply LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 9/1/2010	8,000,000
10,000,000		Pennsylvania EDFA, (Series 2009B), 0.50% CP (PPL Energy Supply, LLC)/(Wachovia Bank N.A. LOC), Mandatory Tender 4/1/2010	10,000,000
2,620,000	[3,4]	Pennsylvania HFA, (Series 2002-JPMC-1) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.330%, 2/3/2010	2,620,000
19,645,000		Pennsylvania HFA, (Series 2004-85C) Weekly VRDNs (FHLMC and FNMA LOCs), 0.190%, 2/3/2010	19,645,000
3,860,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2006B-13) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.280%, 2/3/2010	3,860,000
6,570,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.280%, 2/3/2010	6,570,000
770,000	[3,4]	Pennsylvania HFA, PUTTERs (Series 1213B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.310%, 2/4/2010	770,000
19,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2005-87C) Weekly VRDNs (FHLMC and FNMA LOCs), 0.200%, 2/3/2010	19,000,000
2,050,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008A) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 2/4/2010	2,050,000
3,345,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002A) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.180%, 2/4/2010	3,345,000
1,380,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.180%, 2/4/2010	1,380,000
7,955,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thueringen LOC), 0.240%, 2/4/2010	7,955,000
2,800,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 2/4/2010	2,800,000
5,325,000	[3,4]	Pennsylvania State Public School Building Authority, DCL (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(Dexia Credit Local LIQ), 0.350%, 2/4/2010	5,325,000
1,250,000		Pennsylvania State University, (Series 2002) Weekly VRDNs (Toronto Dominion Bank LIQ), 0.190%, 2/4/2010	1,250,000
14,835,000		Pennsylvania State University, (Series B), 1.50% TOBs, Mandatory Tender 6/1/2010	14,885,528
24,360,000		Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (TD Banknorth N.A. LOC), 0.220%, 2/3/2010	24,360,000
6,305,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.300%, 2/1/2010	6,305,000
5,500,000	[3,4]	Philadelphia, PA Municipal Authority, (Stage Trust 2009-36C) Weekly VRDNs (Philadelphia, PA)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.180%, 2/4/2010	5,500,000
400,000		Philadelphia, PA School District, (Series 2008 B-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.180%, 2/4/2010	400,000
25,000,000		Philadelphia, PA School District, 2.50% TRANs, 6/30/2010	25,180,374
785,000		Philadelphia, PA Water & Wastewater System, (Series 2003) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.230%, 2/3/2010	785,000
15,000,000		Philadelphia, PA, (Series B), 2.50% TRANs, 6/30/2010	15,110,891
4,900,000		Pittsburgh, PA Water & Sewer Authority, (Series C-1B of 2008), 2.00% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 9/1/2010	4,938,242
3,435,000		Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp. LLC)/(Bank of America N.A. LOC), 0.300%, 2/4/2010	3,435,000
4,555,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 2/5/2010	4,555,000
14,200,000		Southcentral PA, General Authority, (Series 2008C) Weekly VRDNs (Wellspan Health Obligated Group)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.240%, 2/3/2010	14,200,000
3,540,000		State Public School Building Authority, PA, (Series 2008) Weekly VRDNs (North Hills School District, PA)/(RBS Citizens Bank N.A. LOC), 0.450%, 2/4/2010	3,540,000
4,495,000		Union County, PA Hospital Authority, (Series 2009A) Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A. LOC), 0.190%, 2/4/2010	4,495,000
3,000,000	[3,4]	University of Pittsburgh, (Stage Trust Series 2009-38C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.180%, 2/4/2010	3,000,000
6,270,000		Upper St. Clair Township, PA, (Series 2008) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 0.300%, 2/4/2010	6,270,000
2,500,000		Wallingford Swarthmore, PA School District, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.340%, 2/4/2010	2,500,000
10,700,000		Washington County, PA IDA, Solid Waste Disposal Revenue Bonds (Series 1995) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.650%, 2/4/2010	10,700,000
1,900,000		Westmoreland County, PA IDA, (Series 2005C) Weekly VRDNs (Excela Health)/(Wachovia Bank N.A. LOC), 0.190%, 2/4/2010	1,900,000
2,870,000		York County, PA IDA, (Series 2007) Weekly VRDNs (Weldon Machine Tool, Inc.)/(Fulton Bank LOC), 2.300%, 2/4/2010	2,870,000
2,225,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.400%, 2/5/2010	2,225,000

Principal Amount		Value
$2,500,000	York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC), 0.400%, 2/4/2010	2,500,000
12,550,000	York County, PA, (Series of 2009), 1.25% RANs, 10/1/2010	12,550,000
	TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	652,326,778
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	744,515
	TOTAL NET ASSETS — 100%	$653,071,293
              Securities that are subject to the federal alternative minimum tax (AMT) represent 31.9% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
99.6%	0.4%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $70,075,000, which represented 10.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $70,075,000, which represented 10.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
              Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

            Investment Valuation

            Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
              Level 1 — quoted prices in active markets for identical securities
              Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
              Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
              The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
              As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

                The following acronyms are used throughout this portfolio:
BANs	— Bond Anticipation Notes
CP	— Commercial Paper
CSD	— Central School District
EDFA	— Economic Development Finance Authority
EDRBs	— Economic Development Revenue Bonds
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligation
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
LT	— Limited Tax
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SFM	— Single Family Mortgage
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes

              Virginia Municipal Cash Trust

              Portfolio of Investments

              January 31, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 102.0%;1,2
		Virginia – 100.7%
$5,900,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (American Statistical Association)/(SunTrust Bank LOC), 0.250%, 2/3/2010	5,900,000
2,400,000		Amherst County, VA EDA, (Series 2007) Weekly VRDNs (Rech Properties, LLC)/(Branch Banking & Trust Co. LOC), 0.400%, 2/4/2010	2,400,000
2,115,000		Arlington County, VA IDA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 0.250%, 2/3/2010	2,115,000
2,000,000		Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(Citibank NA, New York LOC), 0.200%, 2/2/2010	2,000,000
1,310,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 0.400%, 2/3/2010	1,310,000
8,000,000		Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.200%, 2/4/2010	8,000,000
3,750,000		Capital Beltway Funding Corporation, VA, (Series D) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.200%, 2/4/2010	3,750,000
12,000,000		Charles City County, VA EDA, (Series 2004A) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/4/2010	12,000,000
17,900,000		Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 0.230%, 2/3/2010	17,900,000
2,500,000		Chesterfield County, VA IDA, (Series 1999) Weekly VRDNs (Honeywell International, Inc.), 0.400%, 2/4/2010	2,500,000
3,475,000		Chesterfield County, VA IDA, (Series 2001A) Weekly VRDNs (Super Radiator Coils LP)/(Bank of America N.A. LOC), 1.150%, 2/4/2010	3,475,000
4,400,000		Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.250%, 2/4/2010	4,400,000
4,330,000		Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wachovia Bank N.A. LOC), 0.380%, 2/3/2010	4,330,000
3,040,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (The Langley School)/(SunTrust Bank LOC), 0.210%, 2/3/2010	3,040,000
7,215,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 2/5/2010	7,215,000
2,900,000		Fairfax County, VA IDA, (Series 1988C) Weekly VRDNs (Inova Health System)/(Branch Banking & Trust Co. LIQ), 0.170%, 2/3/2010	2,900,000
6,435,000		Fairfax County, VA IDA, (Series 2005A-1) Weekly VRDNs (Inova Health System)/(TD Banknorth N.A. LIQ), 0.190%, 2/3/2010	6,435,000
35,000,000		Fairfax County, VA IDA, (Series 2009B-2), 0.55% TOBs (Inova Health System), Mandatory Tender 4/12/2010	35,000,000
7,045,000	[3,4]	Fairfax County, VA IDA, ROCs (Series R-11772) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.190%, 2/4/2010	7,045,000
2,780,000		Falls Church, VA IDA, (Series 2006) Weekly VRDNs (Tax Analysts)/(Citibank NA, New York LOC), 0.230%, 2/3/2010	2,780,000
8,000,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.210%, 2/4/2010	8,000,000
2,865,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC), 0.260%, 2/4/2010	2,865,000
3,800,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.30% CP (Virginia Electric & Power Co.), Mandatory Tender 3/4/2010	3,800,000
4,880,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	4,880,000
4,875,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.210%, 2/3/2010	4,875,000
4,750,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.160%, 2/3/2010	4,750,000
1,500,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	1,500,000
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.270%, 2/4/2010	7,500,000
1,755,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	1,755,000
2,955,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Roslyn Conference Center)/(SunTrust Bank LOC), 0.400%, 2/3/2010	2,955,000
11,400,000		Henrico County, VA EDA, (Series 2008B-2) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.230%, 2/3/2010	11,400,000
10,100,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health Systems), 0.350%, 2/3/2010	10,100,000
3,800,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/4/2010	3,800,000
3,200,000		Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 0.160%, 2/3/2010	3,200,000
2,305,000		Loudoun County, VA IDA, (Series 2003F) Weekly VRDNs (Howard Hughes Medical Institute), 0.160%, 2/3/2010	2,305,000
              1

Principal Amount			Value
$4,670,000		Loudoun County, VA IDA, (Series 2008) Weekly VRDNs (Loudoun Country Day School)/(PNC Bank, N.A. LOC), 0.160%, 2/4/2010	4,670,000
20,445,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.190%, 2/4/2010	20,445,000
12,565,000		Madison County, VA IDA, (Series 2007) Daily VRDNs (Woodberry Forest School)/(SunTrust Bank LOC), 0.240%, 2/1/2010	12,565,000
800,000		Mecklenburg County, VA IDA, (Series 1999) Weekly VRDNs (Glaize and Bro. LLC)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	800,000
10,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005A), 0.37% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 2/4/2010	10,000,000
5,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.350%, 2/4/2010	5,000,000
4,000,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.350%, 2/4/2010	4,000,000
2,050,000		New Kent County, VA, (Series 1999) Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC), 0.400%, 2/3/2010	2,050,000
1,730,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 0.250%, 2/3/2010	1,730,000
3,800,000		Newport News, VA IDA, (Series 1997) Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC), 0.500%, 2/4/2010	3,800,000
4,535,000		Norfolk, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(Bank of America N.A. LOC), 0.180%, 2/3/2010	4,535,000
5,000,000		Norfolk, VA, (Series 2008C), 5.00% Bonds, 4/1/2010	5,033,323
4,000,000		Peninsula Port Authority, VA, (Series 2004) Weekly VRDNs (Riverside Health Systems), 0.400%, 2/3/2010	4,000,000
900,000		Portsmouth, VA IDA, (Series 2001) Weekly VRDNs (Brutus Enterprises LLC)/(RBC Bank (USA) LOC), 0.400%, 2/4/2010	900,000
1,000,000		Prince William County, VA IDA, (Series 2007) Weekly VRDNs (Mediatech, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/4/2010	1,000,000
695,000		Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC), 0.550%, 2/4/2010	695,000
4,875,000	[3,4]	Richmond, VA Public Utility, ROCs (Series 11262) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 0.200%, 2/4/2010	4,875,000
1,635,000		Roanoke County, VA IDA, (Series 2000) Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC), 0.400%, 2/3/2010	1,635,000
6,900,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.210%, 2/1/2010	6,900,000
10,000,000		Roanoke, VA IDA, (Series 2005B-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.250%, 2/1/2010	10,000,000
4,040,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 0.250%, 2/1/2010	4,040,000
1,060,000		Suffolk, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (North Beach Apartments, Inc.)/(Wachovia Bank N.A. LOC), 0.330%, 2/4/2010	1,060,000
2,880,000		Sussex County, VA IDA, (Series 2007) Weekly VRDNs (McGill Environmental Systems, Inc.)/(Branch Banking & Trust Co. LOC), 0.300%, 2/4/2010	2,880,000
3,395,000		Virginia Beach, VA Development Authority, (Series 2000) Weekly VRDNs (Chesapeake Bay Academy)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	3,395,000
820,000		Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (S & H Co.)/(Wachovia Bank N.A. LOC), 0.280%, 2/4/2010	820,000
5,570,000		Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 0.250%, 2/3/2010	5,570,000
2,635,000		Virginia Beach, VA Development Authority, (Series 2007) Weekly VRDNs (ASI-London Bridge LLC)/(SunTrust Bank LOC), 0.450%, 2/3/2010	2,635,000
2,295,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.300%, 2/3/2010	2,295,000
10,500,000		Virginia College Building Authority, (Series A), 0.80% TOBs (University of Richmond), Mandatory Tender 3/1/2010	10,500,000
8,100,000		Virginia College Building Authority, (Series B), 0.35% TOBs (University of Richmond), Mandatory Tender 2/1/2011	8,100,000
6,500,000		Virginia College Building Authority, (Series B), 0.80% TOBs (University of Richmond), Mandatory Tender 2/1/2010	6,500,000
1,000,000		Virginia Port Authority, 5.00% Bonds (Commonwealth of Virginia Port Fund), 7/1/2010	1,017,846
1,580,000		Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC), 0.540%, 2/3/2010	1,580,000
800,000		Virginia Small Business Financing Authority, (Series 2001) Weekly VRDNs (Ennstone, Inc.)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	800,000
2,000,000		Virginia State Housing Development Authority, (Subseries E-1), 4.00% Bonds, 4/1/2010	2,007,158
3,810,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B16) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.280%, 2/3/2010	3,810,000
2,000,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.280%, 2/3/2010	2,000,000
2,030,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C3) Weekly VRDNs (Bank of New York LIQ), 0.280%, 2/3/2010	2,030,000
              2

Principal Amount			Value
$6,150,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2008-C10) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.280%, 2/3/2010	6,150,000
7,575,000		Virginia State Public School Authority, (Series 2003B), 5.00% Bonds, 8/1/2010	7,742,271
4,000,000		Virginia State, (Series A), 2.00% Bonds, 6/1/2010	4,021,221
3,162,000		Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC), 0.210%, 2/3/2010	3,162,000
1,700,000		Winchester, VA IDA, (Series 2001) Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC), 0.380%, 2/4/2010	1,700,000
		TOTAL	396,628,819
		Puerto Rico – 1.3%
5,000,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 2/4/2010	5,000,000
		TOTAL MUNICIPAL INVESTMENTS — 102.0% (AT AMORTIZED COST)[5]	401,628,819
		OTHER ASSETS AND LIABILITIES - NET — (2.0)%[6]	(7,713,826)
		TOTAL NET ASSETS — 100%	$393,914,993
                Securities that are subject to the federal alternative minimum tax (AMT) represent 28.1% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
99.1%	0.9%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2010, these restricted securities amounted to $30,910,000, which represented 7.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2010, these liquid restricted securities amounted to $30,910,000, which represented 7.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
                Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.

              Investment Valuation

              Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

                Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
                Level 1 — quoted prices in active markets for identical securities
                Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
                The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
                As of January 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
              3

                  The following acronyms are used throughout this portfolio:
CP	— Commercial Paper
EDA	— Economic Development Authority
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GTD	— Guaranteed
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MMMs	— Money Market Municipals
PCR	— Pollution Control Revenue
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

                4

                Item 2.                      Controls and Procedures

                (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

                (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

                Item 3.                                Exhibits

                SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	March 23, 2010

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	March 23, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	March 23, 2010